UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10267

AssetMark Funds
(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Address of principal executive offices) (Zip code)

Carrie Hansen
AssetMark Investment Services, Inc.
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Name and address of agent for service)
Michael P. O'Hare, ESQ.
Stradley, Ronon,
Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

(866) 548-2653
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2006
AssetMark Large Cap Growth
(Unaudited)

Shares		Value
	COMMON STOCKS - 98.46%
	Aerospace & Defense - 1.78%
99,500	Lockheed Martin Corp.	$9,160,965
61,500	United Technologies Corp.	3,844,980
		13,005,945
	Air Freight & Logistics - 2.02%
64,200	C.H. Robinson Worldwide, Inc. (b)	2,625,138
102,400	Expeditors International Washington, Inc. (b)	4,147,200
106,500	United Parcel Service, Inc. (b)	7,985,370
		14,757,708
	Auto Components - 0.22%
76,800	The Goodyear Tire & Rubber Co. (a)(b)	1,612,032
	Beverages - 1.10%
74,000	The Coca-Cola Co. (b)	3,570,500
71,950	PepsiCo, Inc.	4,500,473
		8,070,973
	Biotechnology - 4.05%
196,776	Amgen, Inc. (a)(b)	13,441,769
139,710	Genentech, Inc. (a)(b)	11,334,672
256,100	Millennium Pharmaceuticals, Inc. (a)	2,791,490
56,600	Vertex Pharmaceuticals, Inc. (a)	2,117,972
		29,685,903
	Capital Markets - 2.36%
96,400	The Bank of New York Co., Inc.	3,795,268
37,100	The Goldman Sachs Group, Inc. (b)	7,395,885
46,150	Merrill Lynch & Co., Inc. (b)	4,296,565
30,500	SEI Investments Co. (b)	1,816,580
		17,304,298
	Chemicals - 0.50%
52,300	Air Products & Chemicals, Inc.	3,675,644
	Commercial Banks - 2.16%
127,400	Bank of America Corp.	6,801,886
172,797	Commerce Bancorp, Inc. (b)	6,094,550
51,100	Wachovia Corp.	2,910,145
		15,806,581
	Commercial Services & Supplies - 0.79%
51,100	ITT Educational Services, Inc. (a)(b)	3,391,507
130,200	Steelcase, Inc. (b)	2,364,432
		5,755,939
	Communications Equipment - 6.31%
694,950	Cisco Systems, Inc. (a)	18,992,984
179,200	Corning, Inc. (a)	3,352,832
480,950	Motorola, Inc.	9,888,332
370,231	QUALCOMM, Inc.	13,991,029
		46,225,177
	Computers & Peripherals - 4.90%
25,000	Apple, Inc. (a)(b)	2,121,000
119,625	Dell, Inc. (a)(b)	3,001,391
244,900	Hewlett-Packard Co.	10,087,431
103,200	International Business Machines Corp.	10,025,880
271,275	Network Appliance, Inc. (a)(b)	10,655,682
		35,891,384

	Consumer Finance - 2.51%
53,750	American Express Co.	3,261,012
34,900	Capital One Financial Corp.	2,681,018
254,600	SLM Corp.	12,416,842
		18,358,872
	Diversified Financial Services - 1.72%
190,850	Citigroup, Inc.	10,630,345
35,600	The First Marblehead Corporation	1,945,540
		12,575,885
	Diversified Telecommunication Services - 0.54%
209,700	Sprint Corp.	3,961,233
	Electric Utilities - 0.78%
104,900	TXU Corp.	5,686,629
	Electrical Equipment - 0.81%
19,600	Cooper Industries Ltd.	1,772,428
94,500	Emerson Electric Co.	4,166,505
		5,938,933
	Electronic Equipment & Instruments - 0.96%
90,900	Avnet, Inc. (a)	2,320,677
42,100	CDW Corp. (b)	2,960,472
55,650	Molex, Inc. (b)	1,760,209
		7,041,358
	Energy Equipment & Services - 2.44%
52,750	Baker Hughes, Inc. (b)	3,938,315
55,350	National-Oilwell, Inc. (a)(b)	3,386,313
166,905	Schlumberger Ltd. (b)	10,541,720
		17,866,348
	Food & Staples Retailing - 1.69%
69,900	Costco Wholesale Corp.	3,695,613
84,600	CVS Corp.	2,614,986
56,500	Sysco Corp. (b)	2,076,940
38,754	Walgreen Co.	1,778,421
47,600	Wal-Mart Stores, Inc.	2,198,168
		12,364,128
	Food Products - 0.67%
85,300	General Mills, Inc. (b)	4,913,280
	Health Care Equipment & Supplies - 3.69%
46,600	Biomet, Inc.	1,923,182
73,100	Dentsply International, Inc.	2,182,035
46,300	Kinetic Concepts, Inc. (a)(b)	1,831,165
101,500	Medtronic, Inc. (b)	5,431,265
57,300	St Jude Medical, Inc. (a)(b)	2,094,888
172,217	Varian Medical Systems, Inc. (a)(b)	8,192,363
68,700	Zimmer Holdings, Inc. (a)(b)	5,384,706
		27,039,604
	Health Care Providers & Services - 4.13%
66,400	Cerner Corp. (a)(b)	3,021,200
55,900	Coventry Health Care, Inc. (a)	2,797,795
79,800	LifePoint Hospitals, Inc. (a)	2,689,260
124,900	McKesson Corp.	6,332,430
151,100	UnitedHealth Group, Inc.	8,118,603
51,800	Universal Health Services, Inc.	2,871,274
56,300	Wellpoint, Inc. (a)	4,430,247
		30,260,809
	Hotels Restaurants & Leisure - 0.53%
66,000	Yum! Brands, Inc.	3,880,800
	Household Durables - 0.73%
161,775	Pulte Homes, Inc. (b)	5,357,988

	Household Products - 2.14%
39,250	Colgate-Palmolive Co.	2,560,670
111,500	Kimberly-Clark Corp. (b)	7,576,425
86,550	Procter & Gamble Co.	5,562,569
		15,699,664
	Industrial Conglomerates - 2.87%
29,350	3M Co.	2,287,245
503,075	General Electric Co. (b)	18,719,421
		21,006,666
	Insurance - 5.12%
62,000	ACE Ltd.	3,755,340
78,250	Aflac, Inc. (b)	3,599,500
102,450	American International Group, Inc.	7,341,567
46,600	Everest Re Group Ltd.	4,571,926
38,700	Hartford Financial Services Group, Inc.	3,611,097
40,700	MBIA, Inc. (b)	2,973,542
481,092	The Progressive Corp.	11,652,048
		37,505,020
	Internet & Catalog Retail - 2.47%
226,865	Amazon.Com, Inc. (a)(b)	8,952,093
304,255	eBay, Inc. (a)(b)	9,148,948
		18,101,041
	Internet Software & Services - 1.86%
25,702	Google, Inc. (a)(b)	11,835,257
69,950	Yahoo!, Inc. (a)(b)	1,786,523
		13,621,780
	IT Services - 3.63%
217,600	Accenture Ltd.	8,035,968
51,700	Automatic Data Processing, Inc.	2,546,225
23,200	Cognizant Technology Solutions Corp. (a)	1,790,112
28,400	DST Systems, Inc. (a)(b)	1,778,692
235,219	First Data Corp.	6,002,789
35,350	Fiserv, Inc. (a)	1,853,047
202,900	Western Union Co.	4,549,018
		26,555,851
	Machinery - 2.99%
69,600	AGCO Corp. (a)(b)	2,153,424
205,400	Dover Corp.	10,068,708
76,800	Gardner Denver, Inc. (a)	2,865,408
59,600	Manitowoc Co.	3,542,028
50,500	Terex Corp. (a)(b)	3,261,290
		21,890,858
	Media - 1.95%
53,000	Comcast Corp. (a)(b)	2,243,490
62,600	EchoStar Communications Corp. (a)	2,380,678
58,800	Omnicom Group, Inc. (b)	6,146,952
101,600	The Walt Disney Co. (b)	3,481,832
		14,252,952
	Metals & Mining - 1.45%
181,500	Alcoa, Inc.	5,446,815
54,500	Freeport-McMoRan Copper & Gold, Inc. (b)	3,037,285
39,700	Southern Copper Corp. (b)	2,139,433
		10,623,533
	Multiline Retail - 2.14%
171,200	Kohl's Corp. (a)(b)	11,715,216
69,900	Target Corp. (b)	3,987,795
		15,703,011

	Multi-Utilities - 0.52%
67,800	NRG Energy, Inc. (a)	3,797,478
	Office Electronics - 0.24%
50,600	Zebra Technologies Corp. (a)	1,760,374
	Oil & Gas - 2.09%
53,300	Apache Corp. (b)	3,544,983
117,100	ConocoPhillips	8,425,345
67,900	Hess Corp.	3,365,803
		15,336,131
	Pharmaceuticals - 7.16%
239,900	Abbott Laboratories	11,685,529
98,900	Amylin Pharmaceuticals, Inc. (a)(b)	3,567,323
311,700	Bristol-Myers Squibb Co.	8,203,944
143,100	Forest Laboratories, Inc. (a)(b)	7,240,860
91,600	Genzyme Corp. (a)(b)	5,640,728
91,900	Johnson & Johnson	6,067,238
283,200	Schering Plough Corporation	6,694,848
65,100	Wyeth (b)	3,314,892
		52,415,362
	Road & Rail - 0.39%
64,500	Con-Way, Inc.	2,840,580
	Semiconductor & Semiconductor Equipment - 2.96%
111,100	Lam Research Corp. (a)	5,623,882
104,300	Linear Technology Corp.	3,162,376
122,200	MEMC Electronic Materials, Inc. (a)	4,782,908
207,300	Micron Technology, Inc. (a)	2,893,908
79,800	Nvidia Corp. (a)	2,953,398
79,300	Texas Instruments, Inc.	2,283,840
		21,700,312
	Software - 5.42%
69,255	Autodesk, Inc. (a)	2,802,057
765,500	Microsoft Corp.	22,857,830
277,000	Oracle Corp. (a)	4,747,780
167,678	Salesforce.com, Inc. (a)(b)	6,111,863
153,600	Symantec Corp. (a)(b)	3,202,560
		39,722,090
	Specialty Retail - 2.60%
63,800	AnnTaylor Stores Corp. (a)	2,095,192
96,400	The Gap Inc.	1,879,800
71,600	Lowe's Cos, Inc. (b)	2,230,340
76,100	Men's Wearhouse, Inc. (b)	2,911,586
109,000	Office Depot, Inc. (a)(b)	4,160,530
98,900	Rent-A-Center, Inc. (a)	2,918,539
107,375	Staples, Inc. (b)	2,866,912
		19,062,899
	Textiles, Apparel & Luxury Goods - 0.47%
34,750	Nike, Inc. (b)	3,441,293
	Thrifts & Mortgage Finance - 1.26%
217,620	Countrywide Financial Corp. (b)	9,237,969
	Tobacco - 1.34%
114,700	Altria Group, Inc.	9,843,554
	TOTAL COMMON STOCKS (Cost $660,160,316)	721,155,869

	SHORT TERM INVESTMENTS - 1.32%
	Money Market Funds - 1.32%
	Federated Prime Obligations Fund
9,688,688	5.20%, 01/01/50	9,688,688
	TOTAL SHORT TERM INVESTMENTS (Cost $9,688,688)	9,688,688

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 25.25%
	COMMERCIAL PAPER - 13.14%
$ 9,010,893	Antalis Funding, 5.42%, 01/02/07 (c) (d)	8,995,998
9,010,893	Chesham Finance LLC, 5.38%, 01/02/07 (c) (d)	9,005,507
7,884,531	Concord Minutemen Capital Co., 5.33%, 01/08/07 (c)	7,884,531
1,126,362	Concord Minutemen Capital Co., 5.34%, 01/17/07 (c)	1,126,362
5,631,808	Duke Funding, 5.34%, 01/12/07 (c) (d)	5,606,841
3,604,357	Duke Funding, 5.38%, 01/22/07 (c) (d)	3,590,941
9,010,893	Fenway Funding LLC, 5.39%, 01/02/07 (c) (d)	9,005,496
6,758,170	KKR Atlantic Funding Trust, 5.37%, 01/22/07 (c) (d)	6,734,066
10,137,255	Laguna Corp., 5.36%, 01/29/07 (c) (d)	10,043,054
9,010,893	Mortgage Interest Networking Trust, 5.39%, 01/11/07 (c) (d)	8,993,387
1,802,179	Mortgage Interest Networking Trust II, 5.36%, 02/16/07 (c) (d)	1,784,900
5,631,808	Ocala Funding, 5.39%, 01/31/07 (c) (d)	5,604,137
9,010,893	Rams Funding LLC, 5.38%, 01/22/07 (c) (d)	8,965,363
1,576,906	Thornburg Mortgage Capital LLC, 5.35%, 01/30/07 (c) (d)	1,562,745
7,433,987	Thornburg Mortgage Capital LLC, 5.35%, 02/06/07 (c) (d)	7,366,131
	TOTAL COMMERCIAL PAPER (Cost $96,269,459)	96,269,459

	CORPORATE BONDS AND NOTES - 0.95%
2,252,723	Bayerische Landesbank, 5.40%, 12/24/15	2,252,723
2,703,268	Metlife Global, 5.45%, 04/28/08	2,703,268
2,027,451	Northlake, 5.42%, 03/06/33 (c)	2,027,451
	TOTAL CORPORATE BONDS AND NOTES (Cost $6,983,442)	6,983,442

	CORPORATE PAYDOWN SECURITIES - 1.13%
2,252,723	Duke Funding, 5.44%, 04/08/07 (c)	2,252,723
6,054,557	Leafs LLC, 5.35%, 04/20/07 (c)	6,054,557
	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $8,307,280)	8,307,280
Shares
	MUTUAL FUNDS - 0.00%
4	Merrill Lynch Premier Institutional Fund	4
	TOTAL MUTUAL FUNDS (Cost $4)	4
Principal Amount
	REPURCHASE AGREEMENTS - 10.03%
$ 11,263,616	ABN AMRO Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $11,730,371, 0.00% to 7.50%, 09/15/09 to 03/12/44)	11,263,616
9,010,893	Bear Stearns Repurchase Agreement, 5.46%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $9,014,546, 0.00% to 6.60%, 05/25/18 to 11/25/46)	9,010,893
11,263,616	Citigroup Global Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $11,385,278, 0.00% to 5.00%, 02/15/07 to 11/15/21)	11,263,616
7,884,531	CS First Boston Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $8,081,405, 0.00% to 6.00%, 07/25/18 to 06/25/36)	7,884,531
3,379,085	CS First Boston Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $3,441,604, 0.00% to 3.71%, 09/21/31 to 08/25/36)	3,379,085
2,703,268	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $2,728,133, 0.00% to 1.35%, 07/20/34 to 08/15/36)	2,703,268
2,703,268	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $2,733,050, 1.65%, 10/25/35 to 04/20/36)	2,703,268
2,252,723	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $2,305,295, 0.00% to 7.50%, 09/25/17 to 11/30/36)	2,252,723
6,758,170	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $7,323,743, 6.00% to 11.12%, 05/15/08 to 05/01/34)	6,758,170
7,884,531	Lehman Brothers Repurchase Agreement, 5.43%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $8,105,000, 5.50% to 7.75%, 06/15/13 to 11/01/34)	7,884,531
1,126,362	Merrill Lynch Repurchase Agreement, 5.30%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $1,141,974, 1.16% to 8.00%, 12/25/35 to 11/25/36)	1,126,362
7,208,714	Morgan Stanley Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $7,352,889, 3.57% to 7.10%, 11/01/27 to 09/01/33)	7,208,714
	TOTAL REPURCHASE AGREEMENTS (Cost $73,438,777)	73,438,777

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $184,998,962)	184,998,962

	Total Investments (Cost $854,847,966) - 125.03%	915,843,519
	Liabilities in Excess of Other Assets - (25.03)%	(183,366,950)
	TOTAL NET ASSETS - 100.00%	$732,476,569

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The market value of these securities total $106,604,190, 14.6% of total net assets.

(d)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2006.

	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

	Cost of investments	$854,847,966
	Gross unrealized appreciation	72,305,768
	Gross unrealized depreciation	(11,310,215)
	Net unrealized appreciation	$60,995,553

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2006
AssetMark Large Cap Value
(Unaudited)

Shares		Value
	COMMON STOCKS - 97.85%
	Aerospace & Defense - 0.87%
88,200	Northrop Grumman Corp.	$5,971,140
	Auto Components - 1.33%
1,038,246	Delphi Corp. (a)(b)	3,966,100
96,915	The Goodyear Tire & Rubber Co. (a)(b)	2,034,246
36,500	Johnson Controls, Inc. (b)	3,136,080
		9,136,426
	Automobiles - 3.44%
888,836	Ford Motor Co. (b)	6,675,158
433,125	General Motors Corp. (b)	13,305,600
52,850	Harley-Davidson, Inc. (b)	3,724,340
		23,705,098
	Beverages - 1.32%
74,300	Anheuser-Busch Companies, Inc.	3,655,560
146,800	Coca-Cola Enterprises, Inc.	2,997,656
30,350	Diageo PLC - ADR	2,407,058
		9,060,274
	Building Products - 1.52%
349,500	Masco Corp. (b)	10,439,565
	Capital Markets - 1.87%
41,570	Ameriprise Financial, Inc.	2,265,565
135,600	Lehman Brothers Holdings, Inc. (b)	10,593,072
		12,858,637
	Chemicals - 1.69%
217,300	The Dow Chemical Co.	8,678,962
46,400	PPG Industries, Inc. (b)	2,979,344
		11,658,306
	Commercial Banks - 6.17%
196,800	Bank of America Corp. (b)	10,507,152
112,480	Fifth Third Bancorp (b)	4,603,806
57,258	HSBC Holdings PLC - ADR (b)	5,247,696
270,000	KeyCorp (b)	10,268,100
186,910	Popular, Inc. (b)	3,355,035
64,534	Wachovia Corp.	3,675,211
135,900	Wells Fargo & Co. (b)	4,832,604
		42,489,604
	Commercial Services & Supplies - 1.12%
14,150	Dun & Bradstreet Corp. (a)(b)	1,171,479
282,480	H&R Block, Inc. (b)	6,508,339
		7,679,818
	Communications Equipment - 1.21%
585,099	Alcatel SA - ADR (b)	8,320,108
	Computers & Peripherals - 2.33%
290,230	Dell, Inc. (a)(b)	7,281,871
90,500	Hewlett-Packard Co.	3,727,695
51,690	International Business Machines Corp.	5,021,683
		16,031,249
	Construction Materials - 0.19%
14,450	Vulcan Materials Co. (b)	1,298,622

	Consumer Finance - 1.31%
148,300	American Express Co.	8,997,361
	Containers & Packaging - 0.63%
66,600	Sealed Air Corp. (b)	4,323,672
	Diversified Financial Services - 3.63%
264,770	Citigroup, Inc.	14,747,689
162,838	J.P. Morgan Chase & Co. (b)	7,865,075
34,350	Moody's Corp. (b)	2,372,211
		24,984,975
	Diversified Telecommunication Services - 4.83%
243,255	AT&T Inc. (b)	8,696,366
105,055	BellSouth Corp.	4,949,141
108,100	Sprint Corp. (b)	2,042,009
471,865	Verizon Communications, Inc. (b)	17,572,253
		33,259,769
	Electric Utilities - 1.15%
146,600	TXU Corp. (b)	7,947,186
	Energy Equipment & Services - 1.15%
109,600	GlobalSantaFe Corp.	6,442,288
18,600	Transocean, Inc. (a)	1,504,554
		7,946,842
	Food & Staples Retailing - 3.63%
125,800	Costco Wholesale Corp. (b)	6,651,046
165,596	The Kroger Co.	3,820,300
140,285	Safeway, Inc. (b)	4,848,250
175,550	Supervalu, Inc.	6,275,912
72,950	Wal-Mart Stores, Inc.	3,368,831
		24,964,339
	Food Products - 1.41%
91,600	Archer-Daniels-Midland Co. (b)	2,927,536
20,500	Hershey Foods Corp. (b)	1,020,900
338,860	Sara Lee Corp.	5,770,786
		9,719,222
	Health Care Equipment & Supplies - 0.92%
369,220	Boston Scientific Corp. (a)	6,343,200
	Health Care Providers & Services - 1.88%
29,050	Cardinal Health, Inc.	1,871,691
40,250	Caremark Rx, Inc.	2,298,678
28,200	Cigna Corp.	3,710,274
427,500	Tenet Healthcare Corp. (a)(b)	2,979,675
38,900	UnitedHealth Group, Inc.	2,090,097
		12,950,415
	Hotels, Restaurants & Leisure - 1.10%
77,000	Carnival Corp. (b)	3,776,850
86,000	McDonald's Corp.	3,812,380
		7,589,230
	Household Durables - 1.10%
39,500	Fortune Brands, Inc. (b)	3,372,905
50,860	Whirlpool Corp. (b)	4,222,397
		7,595,302
	Household Products - 1.26%
102,800	Kimberly-Clark Corp. (b)	6,985,260
25,900	Procter & Gamble Co. (b)	1,664,593
		8,649,853
	Industrial Conglomerates - 2.05%
37,000	3M Co.	2,883,410
92,400	General Electric Co.	3,438,204
256,850	Tyco International Ltd.	7,808,240
		14,129,854

	Insurance - 10.05%
209,600	The Allstate Corp. (b)	13,647,056
110,100	American International Group, Inc.	7,889,766
32,350	AON Corp. (b)	1,143,249
1,803	Berkshire Hathaway, Inc. (a)(b)	6,609,798
138,880	Conseco, Inc. (a)	2,774,822
144,570	Loews Corp.	5,995,318
131,860	Marsh & McLennan Companies, Inc. (b)	4,042,827
182,800	Metlife, Inc. (b)	10,787,028
167,400	The Progressive Corp.	4,054,428
190,700	The St. Paul Travelers Companies, Inc.	10,238,683
31,866	Transatlantic Holdings, Inc.	1,978,879
		69,161,854
	IT Services - 1.18%
59,637	Electronic Data Systems Corp.	1,642,999
59,150	Iron Mountain, Inc. (a)	2,445,261
515,175	Unisys Corp. (a)	4,038,972
		8,127,232
	Leisure Equipment & Products - 0.92%
245,286	Eastman Kodak Co. (b)	6,328,379
	Machinery - 1.39%
67,600	Deere & Co.	6,426,732
48,500	Paccar, Inc. (b)	3,147,650
		9,574,382
	Media - 5.03%
234,800	CBS Corp. (b)	7,321,064
149,950	Comcast Corp. (a)(b)	6,279,906
210,725	Gannett Co., Inc. (b)	12,740,434
10,493	Idearc, Inc. (a)	300,624
145,600	News Corp. (b)	3,127,488
158,380	Tribune Co. (b)	4,874,936
		34,644,452
	Metals & Mining - 1.84%
197,670	Alcoa, Inc. (b)	5,932,077
56,000	Phelps Dodge Corp.	6,704,320
		12,636,397
	Multiline Retail - 0.46%
83,600	Federated Department Stores	3,187,668
	Multi-Utilities & Unregulated Power - 0.00%
775	Dynegy, Inc. - Class A (a)	5,611
	Office Electronics - 0.85%
346,420	Xerox Corp. (a)	5,871,819
	Oil & Gas - 9.58%
151,300	Apache Corp. (b)	10,062,963
325,152	ConocoPhillips	23,394,686
58,100	Devon Energy Corp. (b)	3,897,348
103,795	El Paso Corp. (b)	1,585,988
50,750	EOG Resources, Inc. (b)	3,169,338
287,900	Occidental Petroleum Corp.	14,058,157
191,100	Valero Energy Corp.	9,776,676
		65,945,156
	Pharmaceuticals - 5.93%
245,844	Bristol-Myers Squibb Co.	6,470,614
52,000	Johnson & Johnson	3,433,040
269,530	Merck & Co., Inc. (b)	11,751,508
471,616	Pfizer, Inc.	12,214,854
237,795	Schering Plough Corporation	5,621,474
25,935	Wyeth	1,320,610
		40,812,100

	Real Estate - 1.11%
75,400	Simon Property Group, Inc. (b)	7,637,266
	Road & Rail - 0.37%
35,000	Burlington Northern Santa Fe Corp. (b)	2,583,350
	Semiconductor & Semiconductor Equipment - 1.69%
356,200	Intel Corp.	7,213,050
316,746	Micron Technology, Inc. (a)(b)	4,421,774
		11,634,824
	Software - 1.39%
319,530	Microsoft Corp.	9,541,166
	Specialty Retail - 0.48%
115,300	Limited Brands, Inc.	3,336,782
	Thrifts & Mortgage Finance - 3.73%
165,700	Countrywide Financial Corp. (b)	7,033,965
141,900	Freddie Mac	9,635,010
198,200	Washington Mutual, Inc. (b)	9,016,118
		25,685,093
	Tobacco - 2.74%
219,961	Altria Group, Inc. (b)	18,877,053
	TOTAL COMMON STOCKS (Cost $557,152,530)	673,640,651

	SHORT TERM INVESTMENTS - 2.09%
	Money Market Funds - 2.09%
	Federated Prime Obligations Fund
14,352,675	5.20%, 01/01/50	14,352,662
	TOTAL SHORT TERM INVESTMENTS (Cost $14,352,662)	14,352,662
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 33.08%
	COMMERCIAL PAPER - 17.22%
$ 11,094,695	Antalis Funding, 5.42%, 01/02/07 (c) (d)	11,076,354
11,094,695	Chesham Finance LLC, 5.38%, 01/02/07 (c) (d)	11,088,062
9,707,858	Concord Minutemen Capital Co., 5.33%, 01/08/07 (c)	9,707,858
1,386,837	Concord Minutemen Capital Co., 5.34%, 01/17/07 (c)	1,386,837
6,934,184	Duke Funding, 5.34%, 01/12/07 (c) (d)	6,903,443
4,437,878	Duke Funding, 5.38%, 01/22/07 (c) (d)	4,421,359
11,094,695	Fenway Funding LLC, 5.39%, 01/02/07 (c) (d)	11,088,050
8,321,020	KKR Atlantic Funding Trust, 5.37%, 01/22/07 (c) (d)	8,291,342
12,481,531	Laguna Corp., 5.36%, 01/29/07 (c) (d)	12,365,547
11,094,695	Mortgage Interest Networking Trust, 5.39%, 01/11/07 (c) (d)	11,073,140
2,218,939	Mortgage Interest Networking Trust II, 5.36%, 02/16/07 (c) (d)	2,197,665
6,934,184	Ocala Funding, 5.39%, 01/31/07 (c) (d)	6,900,114
11,094,694	Rams Funding LLC, 5.38%, 01/22/07 (c) (d)	11,038,635
1,941,572	Thornburg Mortgage Capital LLC, 5.35%, 01/30/07 (c) (d)	1,924,135
9,153,123	Thornburg Mortgage Capital LLC, 5.35%, 02/06/07 (c) (d)	9,069,575
	TOTAL COMMERCIAL PAPER (Cost $118,532,116)	118,532,116

	CORPORATE BONDS AND NOTES - 1.25%
2,773,674	Bayerische Landesbank, 5.40%, 12/24/15	2,773,674
3,328,408	Metlife Global, 5.45%, 04/28/08	3,328,408
2,496,306	Northlake, 5.42%, 03/06/33 (c)	2,496,306
	TOTAL CORPORATE BONDS AND NOTES (Cost $8,598,388)	8,598,388

	CORPORATE PAYDOWN SECURITIES - 1.48%
2,773,674	Duke Funding, 5.44%, 04/08/07 (c)	2,773,674
7,454,695	Leafs LLC, 5.35%, 04/20/07 (c)	7,454,695
	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $10,228,369)	10,228,369
Shares
	MUTUAL FUNDS - 0.00%
5	Merrill Lynch Premier Institutional Fund	5
	TOTAL MUTUAL FUNDS (Cost $5)	5

Principal Amount
	REPURCHASE AGREEMENTS - 13.13%
$ 13,868,368	ABN AMRO Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $14,443,061, 0.00% to 7.50%, 09/15/09 to 03/12/44)	13,868,368
11,094,694	Bear Stearns Repurchase Agreement, 5.46%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $11,099,192, 0.00% to 6.60%, 05/25/18 to 11/25/46)	11,094,694
13,868,368	Citigroup Global Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $14,018,164, 0.00% to 5.00%, 02/15/07 to 11/15/21)	13,868,368
9,707,858	CS First Boston Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $9,950,260, 0.00% to 6.00%, 07/25/18 to 06/25/36)	9,707,858
4,160,510	CS First Boston Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $4,237,487, 0.00% to 3.71%, 09/21/31 to 08/25/36)	4,160,510
3,328,408	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $3,359,024, 0.00% to 1.35%, 07/20/34 to 08/15/36)	3,328,408
3,328,408	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $3,365,078, 1.65%, 10/25/35 to 04/20/36)	3,328,408
2,773,674	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $2,838,403, 0.00% to 7.50%, 09/25/17 to 11/30/36)	2,773,674
8,321,021	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $9,017,384, 6.00% to 11.12%, 05/15/08 to 05/01/34)	8,321,021
9,707,857	Lehman Brothers Repurchase Agreement, 5.43%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $9,979,309, 5.50% to 7.75%, 06/15/13 to 11/01/34)	9,707,857
1,386,837	Merrill Lynch Repurchase Agreement, 5.30%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $1,406,060, 1.16% to 8.00%, 12/25/35 to 11/25/36)	1,386,837
8,875,756	Morgan Stanley Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $9,053,271, 3.57% to 7.10%, 11/01/27 to 09/01/33)	8,875,756
	TOTAL REPURCHASE AGREEMENTS (Cost $90,421,759)	90,421,759

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $227,780,637)	227,780,637

	Total Investments (Cost $799,285,829) - 133.02%	915,773,950
	Liabilities in Excess of Other Assets - (33.02)%	(227,340,007)
	TOTAL NET ASSETS - 100.00%	$688,433,943

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The market value of these securities total $131,256,791, 19.1% of total net assets.

(d)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2006.

	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

	Cost of investments	$799,285,829
	Gross unrealized appreciation	127,438,568
	Gross unrealized depreciation	(10,950,447)
	Net unrealized appreciation	$116,488,121

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2006
AssetMark Small Mid Cap Growth
(Unaudited)

Shares		Value
	COMMON STOCKS - 97.77%
	Aerospace & Defense - 2.90%
39,893	BE Aerospace, Inc. (a)(b)	$1,024,452
43,100	Orbital Sciences Corp. (a)	794,764
21,750	Precision Castparts Corp. (b)	1,702,590
29,500	Spirit Aerosystems Holdings, Inc. (a)	987,365
		4,509,171
	Airlines - 2.15%
15,000	AMR Corp. (a)(b)	453,450
36,300	Continental Airlines, Inc. (a)(b)	1,497,375
21,300	Mesa Air Group, Inc. (a)	182,541
22,400	US Airways Group, Inc. (a)	1,206,240
		3,339,606
	Beverages - 0.67%
13,700	Molson Coors Brewing Co. (b)	1,047,228
	Biotechnology - 1.50%
13,800	Kendle International, Inc. (a)	434,010
72,950	Keryx Biopharmaceuticals, Inc. (a)(b)	970,235
38,500	Lifecell Corp. (a)	929,390
		2,333,635
	Capital Markets - 2.93%
12,875	Affiliated Managers Group, Inc. (a)(b)	1,353,549
19,316	Evercore Partners, Inc. (a)	711,794
15,904	GFI Group Inc. (a)(b)	990,183
20,350	Greenhill & Co, Inc. (b)	1,501,830
		4,557,356
	Chemicals - 1.59%
13,700	International Flavors & Fragrances, Inc.	673,492
9,700	Lubrizol Corp.	486,261
28,900	OM Group, Inc. (a)(b)	1,308,592
		2,468,345
	Commercial Banks - 0.51%
25,550	Signature Bank (a)	791,539
	Commercial Services & Supplies - 9.01%
38,450	American Reprographics Co. (a)	1,280,770
21,700	The Corporate Executive Board Co.	1,903,090
14,291	CoStar Group, Inc. (a)(b)	765,426
14,100	Dun & Bradstreet Corp. (a)(b)	1,167,339
12,100	Equifax, Inc.	491,260
12,900	First Advantage Corp. (a)	296,184
12,200	IKON Office Solutions, Inc.	199,714
24,647	InnerWorkings, Inc. (a)(b)	393,366
14,100	ITT Educational Services, Inc. (a)(b)	935,817
38,984	Kenexa Corp. (a)	1,296,608
17,300	Laureate Education, Inc. (a)(b)	841,299
10,500	Strayer Education, Inc. (b)	1,113,525
100,706	TeleTech Holdings, Inc. (a)	2,404,859
35,600	Tetra Tech, Inc. (a)	644,004
6,000	Watson Wyatt Worldwide, Inc. (b)	270,900
		14,004,161

	Communications Equipment - 2.27%
29,000	Belden CDT, Inc. (b)	1,133,610
64,700	CommScope, Inc. (a)(b)	1,972,056
13,700	NICE Systems Ltd. - ADR (a)	421,686
		3,527,352
	Computers & Peripherals - 2.29%
192,600	Brocade Communications Systems, Inc. (a)(b)	1,581,246
8,600	Diebold, Inc. (b)	400,760
51,095	Rackable Systems, Inc. (a)(b)	1,582,412
		3,564,418
	Construction & Engineering - 0.67%
18,200	EMCOR Group, Inc. (a)	1,034,670
	Distributors - 0.25%
16,000	Building Material Holding Corp.	395,040
	Diversified Financial Services - 2.54%
13,236	International Securities Exchange Holdings, Inc. (b)	619,312
50,268	Nasdaq Stock Market, Inc. (a)(b)	1,547,752
21,000	NewStar Financial, Inc. (a)	387,450
11,298	Nymex Holdings, Inc. (a)(b)	1,401,065
		3,955,579
	Diversified Telecommunication Services - 1.74%
19,300	Cbeyond Communications, Inc. (a)(b)	590,387
13,700	Consolidated Communications Holdings, Inc.	286,330
176,600	Level 3 Communications, Inc. (a)(b)	988,960
42,150	Time Warner Telecom, Inc. (a)(b)	840,050
		2,705,727
	Electric Utilities - 0.38%
16,200	Unisource Energy Corp. (b)	591,786
	Electrical Equipment - 1.72%
17,883	General Cable Corp. (a)(b)	781,666
29,600	Thomas & Betts Corp. (a)	1,399,488
12,400	Woodward Governor Co. (b)	492,404
		2,673,558
	Electronic Equipment & Instruments - 0.13%
5,400	Tech Data Corp. (a)	204,498
	Energy Equipment & Services - 4.52%
75,000	Dresser-Rand Group, Inc. (a)(b)	1,835,250
21,600	Hercules Offshore, Inc. (a)	624,240
48,900	Input/Output, Inc. (a)(b)	666,507
46,500	Pride International, Inc. (a)(b)	1,395,465
19,800	Superior Energy Services, Inc. (a)	647,064
27,000	Tidewater, Inc. (b)	1,305,720
11,200	W-H Energy Services, Inc. (a)	545,328
		7,019,574
	Food Products - 0.48%
14,600	Ralcorp Holdings, Inc. (a)	742,994
	Gas Utilities - 0.38%
15,500	Suburban Propane Partners LP	589,155
	Health Care Equipment & Supplies - 0.85%
7,100	Mentor Corp. (b)	346,977
16,800	Zoll Medical Corp. (a)	978,432
		1,325,409
	Health Care Providers & Services - 6.93%
16,050	The Advisory Board Co. (a)	859,317
59,393	Allscripts Healthcare Solutions, Inc. (a)	1,603,017
12,200	AMERIGROUP Corp. (a)(b)	437,858
10,300	Coventry Health Care, Inc. (a)(b)	515,515
67,100	Emdeon Corp. (a)	831,369
31,600	Health Net, Inc. (a)	1,537,656
9,500	Lincare Holdings, Inc. (a)	378,480
23,500	Magellan Health Services, Inc. (a)	1,015,670
53,930	Psychiatric Solutions, Inc. (a)(b)	2,023,454
39,350	Radiation Therapy Services, Inc. (a)	1,240,312
9,200	Sierra Health Services, Inc. (a)	331,568
		10,774,216

	Hotels, Restaurants & Leisure - 5.53%
5,400	CEC Entertainment, Inc. (a)	217,350
16,100	Chipotle Mexican Grill, Inc. (a)(b)	917,700
70,600	CKE Restaurants, Inc. (b)	1,299,040
19,900	Darden Restaurants, Inc.	799,383
22,000	Dominos Pizza, Inc. (b)	616,000
27,300	Interstate Hotels & Resorts, Inc. (a)	203,658
17,900	Jack in the Box, Inc. (a)	1,092,616
31,850	Melco PBL Entertainment Limited - ADR (a)(b)	677,131
33,400	Penn National Gaming, Inc. (a)(b)	1,390,108
41,600	Pinnacle Entertainment, Inc. (a)	1,378,624
		8,591,610
	Household Durables - 1.13%
7,300	Harman International Industries, Inc. (b)	729,343
9,700	Snap-On, Inc.	462,108
27,500	Tempur-Pedic International, Inc. (a)(b)	562,650
		1,754,101
	Industrial Conglomerates - 0.71%
17,000	Teleflex, Inc. (b)	1,097,520
	Insurance - 0.65%
3,400	Triad Guaranty, Inc. (a)	186,558
24,000	WR Berkley Corp.	828,240
		1,014,798
	Internet & Catalog Retail - 0.59%
37,700	Coldwater Creek, Inc. (a)(b)	924,404
	Internet Software & Services - 1.88%
41,600	DealerTrack Holdings, Inc. (a)	1,223,872
11,050	Equinix, Inc. (a)(b)	835,601
41,300	Interwoven, Inc. (a)	605,871
31,100	SonicWALL, Inc. (a)	261,862
		2,927,206
	IT Services - 2.10%
23,900	Alliance Data Systems Corp. (a)(b)	1,493,033
13,600	Convergys Corp. (a)	323,408
28,900	SYKES Enterprises, Inc. (a)	509,796
26,350	Verifone Holdings, Inc. (a)(b)	932,790
		3,259,027
	Leisure Equipment & Products - 2.09%
52,600	Marvel Entertainment, Inc. (a)(b)	1,415,466
72,200	Mattel, Inc.	1,636,052
4,600	RC2 Corp. (a)	202,400
		3,253,918
	Machinery - 2.37%
20,800	Columbus McKinnon Corporation (a)	437,216
11,800	Crane Co.	432,352
51,497	ESCO Technologies, Inc. (a)	2,340,024
5,800	Gardner Denver, Inc. (a)	216,398
5,700	Robbins & Myers, Inc. (b)	261,744
		3,687,734
	Media - 1.61%
40,900	Scholastic Corp. (a)	1,465,856
79,500	Sinclair Broadcast Group, Inc. (b)	834,750
9,100	Warner Music Group Corp.	208,845
		2,509,451

	Metals & Mining - 0.17%
7,600	Alliance Resource Partners L.P.	262,352
	Multiline Retail - 0.80%
13,800	Dollar Tree Stores, Inc. (a)(b)	415,380
28,200	Family Dollar Stores, Inc. (b)	827,106
		1,242,486
	Multi-Utilities & Unregulated Power - 0.48%
102,100	Dynegy, Inc. - Class A (a)	739,204
	Oil & Gas - 2.22%
6,300	Alon USA Energy, Inc.	165,753
22,000	ATP Oil & Gas Corp. (a)(b)	870,540
3,200	Oneok Partners L.P.	202,688
52,000	Parallel Petroleum Corp. (a)	913,640
13,500	Penn Virginia Corp.	945,540
11,300	W & T Offshore, Inc.	347,136
		3,445,297
	Personal Products - 1.35%
7,900	Chattem, Inc. (a)	395,632
40,900	NBTY, Inc. (a)	1,700,213
		2,095,845
	Pharmaceuticals - 5.53%
63,184	Adams Respiratory Therapeutics, Inc. (a)	2,578,539
30,900	Bradley Pharmaceuticals, Inc. (a)(b)	635,922
8,400	Medicines Co. (a)	266,448
5,300	Medicis Pharmaceutical (b)	186,189
36,800	Mylan Laboratories, Inc. (b)	734,528
54,550	Nektar Therapeutics (a)(b)	829,705
28,600	Noven Pharmaceuticals, Inc. (a)	727,870
21,300	Shire PLC - ADR (b)	1,315,488
42,650	Theravance, Inc. (a)	1,317,459
		8,592,148
	Real Estate - 3.43%
7,400	Capital Trust, Inc. (b)	369,556
31,300	CB Richard Ellis Group, Inc. (a)(b)	1,039,160
18,800	Cedar Shopping Centers, Inc.	299,108
25,700	Corporate Office Properties Trust (b)	1,297,079
44,400	Luminent Mortgage Capital, Inc.	431,124
9,600	Newcastle Investment Corp.	300,672
26,500	NorthStar Realty Finance Corp.	439,105
20,000	Redwood Trust, Inc. (b)	1,161,600
		5,337,404
	Road & Rail - 0.30%
15,400	Laidlaw International, Inc.	468,622
	Semiconductor & Semiconductor Equipment - 3.30%
86,500	Amkor Technology, Inc. (a)	807,910
57,050	Atheros Communications, Inc. (a)	1,216,306
36,100	Atmel Corp. (a)	218,405
107,100	Genesis Microchip, Inc. (a)	1,085,994
63,000	Lattice Semiconductor Corp. (a)	408,240
137,000	Skyworks Solutions, Inc. (a)	969,960
28,600	Zoran Corp. (a)	416,988
		5,123,803

	Software - 6.55%
68,400	Activision, Inc. (a)(b)	1,179,216
8,400	Altiris, Inc. (a)	213,192
21,500	Blackbaud, Inc.	559,000
54,050	Blackboard, Inc. (a)(b)	1,623,662
81,000	Compuware Corp. (a)	674,730
8,600	Kronos, Inc. (a)	315,964
14,600	MicroStrategy, Inc. (a)(b)	1,664,546
141,300	Nuance Communications, Inc. (a)(b)	1,619,298
67,198	Opsware, Inc. (a)	592,686
19,550	THQ, Inc. (a)(b)	635,766
34,200	Transaction Systems Architects, Inc. (a)	1,113,894
		10,191,954
	Specialty Retail - 5.09%
14,800	The Childrens Place Retail Stores, Inc. (a)(b)	940,096
41,050	GameStop Corp. - Class A (a)(b)	2,262,265
29,079	Hibbett Sporting Goods, Inc. (a)	887,782
26,200	Jo-Ann Stores, Inc. (a)(b)	644,520
24,000	Maidenform Brands, Inc. (a)	434,880
10,200	Mothers Work, Inc. (a)	401,778
26,700	Payless Shoesource, Inc. (a)	876,294
21,300	Tween Brands, Inc. (a)(b)	850,509
20,800	Zumiez, Inc. (a)(b)	614,432
		7,912,556
	Textiles, Apparel & Luxury Goods - 1.61%
21,100	Deckers Outdoor Corp. (a)(b)	1,264,945
25,000	Oxford Industries, Inc.	1,241,250
		2,506,195
	Thrifts & Mortgage Finance - 1.42%
13,500	Bankunited Financial Corp. (b)	377,460
24,400	FirstFed Financial Corp. (a)(b)	1,634,068
8,600	Washington Federal, Inc.	202,358
		2,213,886
	Wireless Telecommunication Services - 0.45%
25,400	SBA Communications Corp. - Class A (a)(b)	698,500
	TOTAL COMMON STOCKS (Cost $134,140,025)	152,005,038

	SHORT TERM INVESTMENTS - 1.18%
	Money Market Funds - 1.18%
	Federated Prime Obligations Fund
1,840,996	5.20%, 01/01/50	1,840,996
	TOTAL SHORT TERM INVESTMENTS (Cost $1,840,996)	1,840,996
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 39.26%
	COMMERCIAL PAPER - 20.43%
$ 2,972,739	Antalis Funding, 5.42%, 01/02/07 (c) (d)	2,967,825
2,972,739	Chesham Finance LLC, 5.38%, 01/02/07 (c) (d)	2,970,962
2,601,147	Concord Minutemen Capital Co., 5.33%, 01/08/07 (c)	2,601,147
371,592	Concord Minutemen Capital Co., 5.34%, 01/17/07 (c)	371,592
1,857,962	Duke Funding, 5.34%, 01/12/07 (c) (d)	1,849,725
1,189,096	Duke Funding, 5.38%, 01/22/07 (c) (d)	1,184,670
2,972,739	Fenway Funding LLC, 5.39%, 01/02/07 (c) (d)	2,970,959
2,229,555	KKR Atlantic Funding Trust, 5.37%, 01/22/07 (c) (d)	2,221,602
3,344,332	Laguna Corp., 5.36%, 01/29/07 (c) (d)	3,313,255
2,972,739	Mortgage Interest Networking Trust, 5.39%, 01/11/07 (c) (d)	2,966,964
594,548	Mortgage Interest Networking Trust II, 5.36%, 02/16/07 (c) (d)	588,848
1,857,962	Ocala Funding, 5.39%, 01/31/07 (c) (d)	1,848,833
2,972,740	Rams Funding LLC, 5.38%, 01/22/07 (c) (d)	2,957,720
520,229	Thornburg Mortgage Capital LLC, 5.35%, 01/30/07 (c) (d)	515,557
2,452,509	Thornburg Mortgage Capital LLC, 5.35%, 02/06/07 (c) (d)	2,430,125
	TOTAL COMMERCIAL PAPER (Cost $31,759,784)	31,759,784

	CORPORATE BONDS AND NOTES - 1.48%
743,185	Bayerische Landesbank, 5.40%, 12/24/15	743,185
891,822	Metlife Global, 5.45%, 04/28/08	891,822
668,866	Northlake, 5.42%, 03/06/33 (c)	668,866
	TOTAL CORPORATE BONDS AND NOTES (Cost $2,303,873)	2,303,873

	CORPORATE PAYDOWN SECURITIES - 1.76%
743,185	Duke Funding, 5.44%, 04/08/07 (c)	743,185
1,997,429	Leafs LLC, 5.35%, 04/20/07 (c)	1,997,429
	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $2,740,614)	2,740,614
Shares
	MUTUAL FUNDS - 0.00%
1	Merrill Lynch Premier Institutional Fund	1
	TOTAL MUTUAL FUNDS (Cost $1)	1
Principal Amount
	REPURCHASE AGREEMENTS - 15.59%
$ 3,715,924	ABN AMRO Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $3,869,909, 0.00% to 7.50%, 09/15/09 to 03/12/44)	3,715,924
2,972,739	Bear Stearns Repurchase Agreement, 5.46%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $2,973,945, 0.00% to 6.60%, 05/25/18 to 11/25/46)	2,972,739
3,715,924	Citigroup Global Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $3,756,060, 0.00% to 5.00%, 02/15/07 to 11/15/21)	3,715,924
2,601,147	CS First Boston Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $2,666,097, 0.00% to 6.00%, 07/25/18 to 06/25/36)	2,601,147
1,114,777	CS First Boston Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $1,135,403, 0.00% to 3.71%, 09/21/31 to 08/25/36)	1,114,777
891,822	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $900,025, 0.00% to 1.35%, 07/20/34 to 08/15/36)	891,822
891,822	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $901,647, 1.65%, 10/25/35 to 04/20/36)	891,822
743,185	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $760,528, 0.00% to 7.50%, 09/25/17 to 11/30/36)	743,185
2,229,555	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $2,416,140, 6.00% to 11.12%, 05/15/08 to 05/01/34)	2,229,555
2,601,147	Lehman Brothers Repurchase Agreement, 5.43%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $2,673,880, 5.50% to 7.75%, 06/15/13 to 11/01/34)	2,601,147
371,592	Merrill Lynch Repurchase Agreement, 5.30%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $376,743, 1.16% to 8.00%, 12/25/35 to 11/25/36)	371,592
2,378,192	Morgan Stanley Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $2,425,755, 3.57% to 7.10%, 11/01/27 to 09/01/33)	2,378,192
	TOTAL REPURCHASE AGREEMENTS (Cost $24,227,826)	24,227,826

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $61,032,098)	61,032,098

	Total Investments (Cost $197,013,119) - 138.21%	214,878,132
	Liabilities in Excess of Other Assets - (38.21)%	(59,402,810)
	TOTAL NET ASSETS - 100.00%	$155,475,322

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The market value of these securities total $35,169,264, 22.6% of total net assets.

(d)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2006.

	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

	Cost of investments	$197,013,119
	Gross unrealized appreciation	20,284,614
	Gross unrealized depreciation	(2,419,601)
	Net unrealized appreciation	$17,865,013

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2006
AssetMark Small Mid Cap Value
(Unaudited)

Shares		Value
	COMMON STOCKS - 99.53%
	Airlines - 0.87%
29,400	Alaska Air Group, Inc. (a)(b)	$1,161,300
	Auto Components - 0.67%
14,800	Autoliv, Inc. (b)	892,440
	Capital Markets - 6.30%
23,220	AG Edwards, Inc. (b)	1,469,594
13,100	American Capital Strategies Ltd. (b)	606,006
53,370	Ameriprise Financial, Inc.	2,908,665
153,200	Apollo Investment Corp. (b)	3,431,680
		8,415,945
	Chemicals - 2.75%
39,370	Ashland, Inc.	2,723,616
36,970	CF Industries Holdings, Inc.	947,911
		3,671,527
	Commercial Banks - 7.90%
12,200	BancFirst Corp.	658,800
18,600	BOK Financial Corp.	1,022,628
47,900	Boston Private Financial Holdings, Inc. (b)	1,351,259
24,300	Central Pacific Financial Corp. (b)	941,868
72,600	The Colonial BancGroup, Inc.	1,868,724
102,910	Investors Bancorp, Inc. (a)(b)	1,618,774
11,600	Provident Bankshares Corp. (b)	412,960
29,100	TCF Financial Corp. (b)	797,922
51,380	UMB Financial Corp. (b)	1,875,884
		10,548,819
	Commercial Services & Supplies - 3.63%
166,900	Allied Waste Industries, Inc. (a)(b)	2,051,201
20,500	Equifax, Inc.	832,300
51,700	IKON Office Solutions, Inc. (b)	846,329
38,800	PHH Corp. (a)(b)	1,120,156
		4,849,986
	Containers & Packaging - 1.45%
88,000	Longview Fibre Co. (b)	1,931,600
	Diversified Financial Services - 3.65%
45,100	CIT Group, Inc. (b)	2,515,227
83,620	Leucadia National Corp.	2,358,084
		4,873,311
	Diversified Telecommunication Services - 1.79%
45,540	Embarq Corp.	2,393,582
	Electric Utilities - 3.38%
133,470	Centerpoint Energy, Inc. (b)	2,212,933
76,200	El Paso Electric Co. (a)	1,856,994
16,300	Portland General Electric Co. (b)	444,175
		4,514,102
	Electronic Equipment & Instruments - 4.95%
48,800	Coherent, Inc. (a)(b)	1,540,616
207,800	Sanmina-SCI Corporation (a)	716,910
51,070	Tech Data Corp. (a)	1,934,021
179,200	Vishay Intertechnology, Inc. (a)(b)	2,426,368
		6,617,915
	Food & Staples Retailing - 2.61%
39,860	Longs Drug Stores Corp. (b)	1,689,267
161,200	Pathmark Stores, Inc. (a)	1,797,380
		3,486,647
	Health Care Equipment & Supplies - 0.57%
13,400	Hillenbrand Industries, Inc.	762,862
	Health Care Providers & Services - 1.84%
51,990	Genesis HealthCare Corp. (a)	2,455,488
		7,708,976
	Hotels, Restaurants & Leisure - 7.87%
46,370	Gaylord Entertainment Co. (a)(b)	2,361,624
53,700	International Speedway Corp. - Class A	2,740,848
84,600	Pinnacle Entertainment, Inc. (a)	2,803,644
114,190	Triarc Companies, Inc.	2,283,800
7,200	Vail Resorts, Inc. (a)	322,704
		10,512,620
	Household Durables - 1.51%
35,440	MDC Holdings, Inc. (b)	2,021,852
	Insurance - 4.37%
28,060	LandAmerica Financial Group, Inc. (b)	1,770,866
99,960	Old Republic International Corp.	2,327,069
3,000	White Mountains Insurance Group Ltd.	1,738,290
		5,836,225
	IT Services - 2.83%
24,700	Convergys Corp. (a)	587,366
100,100	Sabre Holdings Corp.	3,192,189
		3,779,555
	Media - 1.86%
154,710	Discovery Holding Co. (a)(b)	2,489,284
	Metals & Mining - 0.81%
5,600	Cleveland-Cliffs, Inc. (b)	271,264
24,800	Steel Dynamics, Inc. (b)	804,760
		1,076,024
	Multiline Retail - 3.37%
37,000	Dillard's, Inc. (b)	1,293,890
36,700	Family Dollar Stores, Inc. (b)	1,076,411
18,520	J.C. Penney Co., Inc.	1,432,707
38,800	Saks, Inc. (b)	691,416
		4,494,424
	Multi-Utilities - 2.28%
182,700	CMS Energy Corp. (a)	3,051,090
	Multi-Utilities & Unregulated Power - 2.45%
328,880	Aquila, Inc. (a)	1,545,736
69,700	Energy East Corp. (b)	1,728,560
		3,274,296
	Oil & Gas - 6.79%
66,530	CNX Gas Corp. (a)	1,696,515
44,200	Denbury Resources, Inc. (a)(b)	1,228,318
48,850	Pioneer Natural Resources Co. (b)	1,938,857
27,340	Plains All American Pipeline, L.P.	1,399,808
28,780	Plains Exploration & Production Co. (a)(b)	1,367,913
39,230	Quicksilver Resources, Inc. (a)(b)	1,435,426
		9,066,837
	Paper & Forest Products - 1.49%
92,210	Louisiana-Pacific Corp.	1,985,281
	Pharmaceuticals - 1.93%
161,600	King Pharmaceuticals, Inc. (a)	2,572,672
	Real Estate - 5.70%
82,600	American Home Mortgage Investment Corp. (b)	2,900,912
23,600	Fieldstone Investment Corp. (b)	103,368
47,600	New Century Financial Corporation (b)	1,503,684
62,650	Plum Creek Timber Co., Inc. (b)	2,496,603
24,300	Thornburg Mortgage, Inc. (b)	610,659
		7,615,226
	Software - 0.38%
12,500	Fair Isaac Corp.	508,125
	Specialty Retail - 0.93%
26,600	The Pantry Inc. (a)	1,245,944
	Thrifts & Mortgage Finance - 12.60%
95,800	Astoria Financial Corp. (b)	2,889,328
74,220	Brookline Bancorp, Inc. (b)	977,477
52,120	Capitol Federal Financial (b)	2,002,451
92,200	Corus Bankshares, Inc. (b)	2,127,054
142,080	Hudson City Bancorp, Inc. (b)	1,972,070
2,000	ITLA Capital Corp.	115,820
44,640	MAF Bancorp, Inc. (b)	1,994,962
64,700	The PMI Group, Inc. (b)	3,051,899
25,200	R-G Financial Corp.	192,780
31,000	Webster Financial Corp.	1,510,320
		16,834,161
	TOTAL COMMON STOCKS (Cost $125,614,214)	132,939,140

	SHORT TERM INVESTMENTS - 0.50%
	Money Market Funds - 0.50%
	Federated Prime Obligations Fund
672,965	5.20%, 01/01/50	672,965
	TOTAL SHORT TERM INVESTMENTS (Cost $672,965)	672,965
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 38.71%
	COMMERCIAL PAPER - 20.14%
$ 2,518,505	Antalis Funding, 5.42%, 01/02/07 (c) (d)	2,514,342
2,518,505	Chesham Finance LLC, 5.38%, 01/02/07 (c) (d)	2,516,999
2,203,692	Concord Minutemen Capital Co., 5.33%, 01/08/07 (c)	2,203,692
314,813	Concord Minutemen Capital Co., 5.34%, 01/17/07 (c)	314,813
1,574,066	Duke Funding, 5.34%, 01/12/07 (c) (d)	1,567,087
1,007,402	Duke Funding, 5.38%, 01/22/07 (c) (d)	1,003,652
2,518,505	Fenway Funding LLC, 5.39%, 01/02/07 (c) (d)	2,516,997
1,888,878	KKR Atlantic Funding Trust, 5.37%, 01/22/07 (c) (d)	1,882,142
2,833,318	Laguna Corp., 5.36%, 01/29/07 (c) (d)	2,806,989
2,518,505	Mortgage Interest Networking Trust, 5.39%, 01/11/07 (c) (d)	2,513,612
503,701	Mortgage Interest Networking Trust II, 5.36%, 02/16/07 (c) (d)	498,872
1,574,066	Ocala Funding, 5.39%, 01/31/07 (c) (d)	1,566,332
2,518,505	Rams Funding LLC, 5.38%, 01/22/07 (c) (d)	2,505,779
440,738	Thornburg Mortgage Capital LLC, 5.35%, 01/30/07 (c) (d)	436,780
2,077,767	Thornburg Mortgage Capital LLC, 5.35%, 02/06/07 (c) (d)	2,058,801
	TOTAL COMMERCIAL PAPER (Cost $26,906,889)	26,906,889

	CORPORATE BONDS AND NOTES - 1.46%
629,626	Bayerische Landesbank, 5.40%, 12/24/15	629,626
755,551	Metlife Global, 5.45%, 04/28/08	755,551
566,664	Northlake, 5.42%, 03/06/33 (c)	566,664
	TOTAL CORPORATE BONDS AND NOTES (Cost $1,951,841)	1,951,841

	CORPORATE PAYDOWN SECURITIES - 1.74%
629,626	Duke Funding, 5.44%, 04/08/07 (c)	629,626
1,692,222	Leafs LLC, 5.35%, 04/20/07 (c)	1,692,222
	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $2,321,848)	2,321,848
Shares
	MUTUAL FUNDS - 0.00%
1	Merrill Lynch Premier Institutional Fund	1
	TOTAL MUTUAL FUNDS (Cost $1)	1
Principal Amount
	REPURCHASE AGREEMENTS - 15.37%
$ 3,148,132	ABN AMRO Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $3,278,587, 0.00% to 7.50%, 09/15/09 to 03/12/44)	3,148,132
2,518,506	Bear Stearns Repurchase Agreement, 5.46%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $2,519,526, 0.00% to 6.60%, 05/25/18 to 11/25/46)	2,518,506
3,148,132	Citigroup Global Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $3,182,135, 0.00% to 5.00%, 02/15/07 to 11/15/21)	3,148,132
2,203,692	CS First Boston Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $2,258,717, 0.00% to 6.00%, 07/25/18 to 06/25/36)	2,203,692
944,439	CS First Boston Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $961,913, 0.00% to 3.71%, 09/21/31 to 08/25/36)	944,439
755,551	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $762,501, 0.00% to 1.35%, 07/20/34 to 08/15/36)	755,551
755,551	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $763,875, 1.65%, 10/25/35 to 04/20/36)	755,551
629,626	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $644,320, 0.00% to 7.50%, 09/25/17 to 11/30/36)	629,626
1,888,877	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $2,046,954, 6.00% to 11.12%, 05/15/08 to 05/01/34)	1,888,877
2,203,692	Lehman Brothers Repurchase Agreement, 5.43%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $2,265,312, 5.50% to 7.75%, 06/15/13 to 11/01/34)	2,203,692
314,813	Merrill Lynch Repurchase Agreement, 5.30%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $319,177, 1.16% to 8.00%, 12/25/35 to 11/25/36)	314,813
2,014,804	Morgan Stanley Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $2,055,100, 3.57% to 7.10%, 11/01/27 to 09/01/33)	2,014,804
	TOTAL REPURCHASE AGREEMENTS (Cost $20,525,815)	20,525,815

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $51,706,394)	51,706,394

	Total Investments (Cost $177,993,573) - 138.74%	185,318,499
	Liabilities in Excess of Other Assets - (38.74)%	(51,749,445)
	TOTAL NET ASSETS - 100.00%	$133,569,054

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The market value of these securities total $29,795,401, 22.3% of total net assets.

(d)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2006.

	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

	Cost of investments	$177,993,573
	Gross unrealized appreciation	10,909,282
	Gross unrealized depreciation	(3,584,356)
	Net unrealized appreciation	$7,324,926

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2006
AssetMark International Equity
(Unaudited)

Shares		Value
	COMMON STOCKS - 97.21%
	Austria - 3.45%
338,600	Boehler-Uddeholm AG - ADR (b)	$5,927,227
59,000	Boehler-Uddeholm AG	4,123,063
234,500	Erste Bank der Oesterreichischen Sparkassen AG - ADR (b)	8,982,968
104,300	Wiener Staedtische Allgemeine Versicher AG (a)	7,320,078
		26,353,336
	Belgium - 1.07%
192,800	Fortis - ADR (b)	8,216,905
	Brazil - 1.65%
109,300	Empresa Brasileira de Aeronautica SA - ADR	4,528,299
78,600	Petroleo Brasileiro SA - ADR (b)	8,095,014
		12,623,313
	Cayman Islands - 0.90%
1,748,000	Kingboard Chemical	6,864,063
	Denmark - 0.87%
104,600	FLSmidth & Co. A/S	6,639,047
	France - 11.52%
107,800	Accor SA	8,335,706
92,600	AXA	3,732,834
375,000	AXA - ADR (b)	15,123,750
5,500	BNP Paribas SA	598,335
176,700	BNP Paribas - ADR (b)	9,628,966
81,200	CNP Assurances	9,040,019
81,850	Dassault Systemes SA - ADR (b)	4,326,591
71,800	Lafarge SA	10,672,723
47,400	PPR SA	7,067,353
142,600	Sanofi-Aventis - ADR (b)	6,583,842
26,200	Total SA (a)	1,885,284
40,500	Total SA - ADR (b)	2,912,760
121,400	Zodiac SA	8,140,160
		88,048,323
	Germany - 8.75%
177,000	Adidas-Salomon AG	8,838,878
156,400	Commerzbank AG	5,893,624
30,900	Deutsche Bank AG - ADR (b)	4,117,116
19,500	Deutsche Bank AG	2,596,779
121,900	Hypo Real Estate Holding AG	7,637,680
43,900	Merck KGaA	4,556,021
260,200	Patrizia Immobilien AG (a)	7,609,317
72,900	RWE AG	7,991,081
24,700	RWE AG - ADR	2,718,351
17,500	Siemens AG	1,727,964
55,180	Siemens AG - ADR (b)	5,437,989
298,125	Symrise Ag (a)	7,752,706
		66,877,506
	Greece - 2.48%
241,080	National Bank of Greece SA	11,057,850
204,400	OPAP SA	7,893,408
		18,951,258

	Hong Kong - 3.23%
8,683,000	CNOOC Ltd. (a)	8,231,820
3,805,000	Hang Lung Properties Ltd.	9,545,636
4,542,000	Shun Tak Holdings Limited	6,927,738
		24,705,194
	Indonesia - 0.51%
6,836,000	Bk Rakyat	3,921,162
	Italy - 3.02%
1,059,600	Banca Intesa SpA	8,160,361
105,189	Buzzi Unicem RNC SpA	2,033,896
82,900	ENI SpA - ADR (b)	5,577,512
836,900	Unicredito Italiano SpA	7,315,948
		23,087,717
	Japan - 22.76%
66,400	Canon, Inc.	3,738,330
1,178	East Japan Railway	7,852,374
53,000	Fanuc Ltd.	5,201,513
1,191,000	The Fuji Fire & Marine Insurance Company, Limited	4,434,603
404,100	Higo Bank	2,712,739
70,000	Hogy Medical Co.	2,706,035
131,500	Honda Motor Co. Ltd.	5,190,197
827,000	Isuzu Motors	3,864,221
330	Mitsubishi Tokyo Financial Group, Inc.	4,093,913
1,130,000	Mitsubishi Tokyo Financial Group, Inc. - ADR	14,068,500
51,800	Nintendo Co. Ltd.	13,410,432
1,183,600	Nissan Motor Co., Ltd.	14,282,150
552,800	Nomura Holdings, Inc.	10,428,436
209,400	Nomura Holdings, Inc. - ADR (b)	3,966,036
543,000	Nsk Ltd.	5,349,190
810	Osaka Securities Exchange Co., Ltd.	4,049,061
3,080	Pacific Golf Group Intl (a)	3,815,699
249,500	Sega Sammy Holdings, Inc. (a)	6,706,999
406,500	THE SHIZUOKA BANK, LTD.	4,027,651
42,500	THE SHIZUOKA BANK, LTD. - ADR (b)	4,212,371
26,300	SMC Corp.	3,722,088
478,100	TAIYO NIPPON SANSO CORPORATION	4,293,583
1,262,000	Toray Industries, Inc.	9,438,191
415,800	Tostem Inax Holding Corp.	8,743,914
56,778	Toyota Motor Corp. - ADR (a)	7,625,853
242,800	XEBIO CO., LTD.	7,618,097
100,100	Yamada Denki Co. Ltd.	8,496,622
		174,048,798
	Mexico - 1.74%
84,100	Cemex S.A. de C.V. - ADR (a)	2,849,308
1,310,000	Corp GEO SA de CV (a)	6,573,646
144,000	Grupo Televisa SA - ADR (b)	3,889,440
		13,312,394
	New Zealand - 1.29%
1,266,240	Fletcher Building Limited	9,854,556
	Norway - 1.95%
377,500	Prosafe Asa (a)	5,342,046
757,100	Storebrand Asa	9,586,498
		14,928,544
	Philippines - 0.57%
364,000	Ayala Corp. (a)	4,370,983
	Republic of Korea (South) - 0.60%
267,800	Daegu Bank	4,553,523
	Singapore - 1.24%
830,000	Keppel Corp. Ltd.	9,489,977

	South Africa - 0.56%
944,000	Truworths International	4,308,859
	Spain - 1.30%
413,600	Banco Bilbao Vizcaya Argentaria SA - ADR (b)	9,951,216
	Sweden - 4.71%
107,000	AB SKF (a)	1,968,381
199,900	ForeningsSparbank AB	7,242,839
478,000	Sandvik AB - ADR (b)	6,950,311
44,000	Sandvik AB (a)	637,238
501,200	SKF AB - ADR (b)	9,265,183
2,465,000	Telefonaktiebolaget LM Ericsson	9,912,164
		35,976,116
	Switzerland - 7.93%
147,500	Credit Suisse Group	10,283,399
80,875	Julius Baer Holding Ltd. (a)	8,868,384
21,250	Nestle SA	7,537,527
19,200	Nobel Biocare Holding AG	5,663,366
9,000	Novartis AG	517,016
78,900	Novartis AG - ADR	4,532,016
68,150	Roche Holding AG	12,192,960
59,600	Roche Holding Ltd. - ADR	5,334,069
5,140	SGS SA	5,710,405
		60,639,142
	Taiwan - 0.94%
280,900	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	3,070,237
1,174,896	United Microelectronics Corp. - ADR (b)	4,100,387
		7,170,624
	Turkey - 0.27%
529,000	Asya Katilim Bankasi A.S. (a)	2,074,757
	United Kingdom - 13.90%
412,923	3i Group Plc (a)	8,141,356
1,406,100	BT Group PLC	8,307,278
496,400	Collins Stewart Plc (a)	2,468,733
942,800	Debenhams Plc (a)	3,491,830
368,800	GlaxoSmithKline Plc	9,707,114
994,000	Michael Page International	8,779,038
199,500	Next PLC	7,011,863
618,300	Renovo Group PLC (a)	2,118,585
4,866,400	Sage Group PLC	25,735,836
257,300	Standard Chartered Plc	7,495,484
286,000	Tesco PLC	2,260,091
281,787	Tesco PLC - ADR	6,692,413
496,400	Tullett Prebon Plc (a)	6,307,582
2,813,600	Vodafone Group Plc (a)	7,770,231
		106,287,434
	TOTAL COMMON STOCKS (Cost $601,459,054)	743,254,747
	PREFERRED STOCKS - 1.41%
	Germany - 1.41%
50,450	Fresenius AG	10,760,861
	TOTAL PREFERRED STOCKS (Cost $8,463,460)	10,760,861

	SHORT TERM INVESTMENTS - 1.79%
	Money Market Funds - 1.79%
	Federated Prime Obligations Fund
13,731,224	5.20%, 01/01/2050	13,731,224
	TOTAL SHORT TERM INVESTMENTS (Cost $13,731,224)	13,731,224

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 6.18%
	COMMERCIAL PAPER - 3.22%
$ 2,301,793	Antalis Funding, 5.42%, 01/02/07 (c) (d)	2,297,988
2,301,793	Chesham Finance LLC, 5.38%, 01/02/07 (c) (d)	2,300,417
2,014,069	Concord Minutemen Capital Co., 5.33%, 01/08/07 (c)	2,014,069
287,724	Concord Minutemen Capital Co., 5.34%, 01/17/07 (c)	287,724
1,438,620	Duke Funding, 5.34%, 01/12/07 (c) (d)	1,432,243
920,717	Duke Funding, 5.38%, 01/22/07 (c) (d)	917,290
2,301,793	Fenway Funding LLC, 5.39%, 01/02/07 (c) (d)	2,300,414
1,726,345	KKR Atlantic Funding Trust, 5.37%, 01/22/07 (c) (d)	1,720,187
2,589,517	Laguna Corp., 5.36%, 01/29/07 (c) (d)	2,565,454
2,301,793	Mortgage Interest Networking Trust, 5.39%, 01/11/07 (c) (d)	2,297,321
460,358	Mortgage Interest Networking Trust II, 5.36%, 02/16/07 (c) (d)	455,944
1,438,620	Ocala Funding, 5.39%, 01/31/07 (c) (d)	1,431,552
2,301,793	Rams Funding LLC, 5.38%, 01/22/07 (c) (d)	2,290,162
402,814	Thornburg Mortgage Capital LLC, 5.35%, 01/30/07 (c) (d)	399,196
1,898,979	Thornburg Mortgage Capital LLC, 5.35%, 02/06/07 (c) (d)	1,881,645
	TOTAL COMMERCIAL PAPER (Cost $24,591,606)	24,591,606

	CORPORATE BONDS AND NOTES - 0.23%
575,448	Bayerische Landesbank, 5.40%, 12/24/15	575,448
690,538	Metlife Global, 5.45%, 04/28/08	690,538
517,903	Northlake, 5.42%, 03/06/33 (c)	517,903
	TOTAL CORPORATE BONDS AND NOTES (Cost $1,783,889)	1,783,889

	CORPORATE PAYDOWN SECURITIES - 0.28%
575,448	Duke Funding, 5.44%, 04/08/07 (c)	575,448
1,546,609	Leafs LLC, 5.35%, 04/20/07 (c)	1,546,609
	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $2,122,057)	2,122,057
Shares
	MUTUAL FUNDS - 0.00%
1	Merrill Lynch Premier Institutional Fund	1
	TOTAL MUTUAL FUNDS (Cost $1)	1
Principal Amount
	REPURCHASE AGREEMENTS - 2.45%
$ 2,877,241	ABN AMRO Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $2,996,471, 0.00% to 7.50%, 09/15/09 to 03/12/44)	2,877,241
2,301,793	Bear Stearns Repurchase Agreement, 5.46%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $2,302,726, 0.00% to 6.60%, 05/25/18 to 11/25/46)	2,301,793
2,877,241	Citigroup Global Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $2,908,319, 0.00% to 5.00%, 02/15/07 to 11/15/21)	2,877,241
2,014,069	CS First Boston Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $2,064,359, 0.00% to 6.00%, 07/25/18 to 06/25/36)	2,014,069
863,172	CS First Boston Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $879,142, 0.00% to 3.71%, 09/21/31 to 08/25/36)	863,172
690,538	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $696,890, 0.00% to 1.35%, 07/20/34 to 08/15/36)	690,538
690,538	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $698,146, 1.65%, 10/25/35 to 04/20/36)	690,538
575,448	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $588,877, 0.00% to 7.50%, 09/25/17 to 11/30/36)	575,448
1,726,345	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $1,870,818, 6.00% to 11.12%, 05/15/08 to 05/01/34)	1,726,345
2,014,069	Lehman Brothers Repurchase Agreement, 5.43%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $2,070,386, 5.50% to 7.75%, 06/15/13 to 11/01/34)	2,014,069
287,724	Merrill Lynch Repurchase Agreement, 5.30%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $291,712, 1.16% to 8.00%, 12/25/35 to 11/25/36)	287,724
1,841,434	Morgan Stanley Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $1,878,263, 3.57% to 7.10%, 11/01/27 to 09/01/33)	1,841,434
	TOTAL REPURCHASE AGREEMENTS (Cost $18,759,612)	18,759,612

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $47,257,165)	47,257,165

	Total Investments (Cost $670,910,903) - 106.59%	815,003,997
	Liabilities in Excess of Other Assets - (6.59)%	(50,417,221)
	TOTAL NET ASSETS - 100.00%	$764,586,776

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The market value of these securities total $27,231,566, 3.6% of total net assets.

(d)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2006.

	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

	Cost of investments	$670,910,903
	Gross unrealized appreciation	153,733,843
	Gross unrealized depreciation	(9,640,749)
	Net unrealized appreciation	$144,093,094

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2006
AssetMark Real Estate Securities
(Unaudited)

Shares		Value
	COMMON STOCKS - 11.09%
	Apartments - 0.62%
5,500	Home Properties, Inc. (b)	$325,985
6,400	Post Properties, Inc. (b)	292,480
		618,465
	Diversified - 2.44%
3,900	Alexander's, Inc. (a)	1,636,635
6,500	Digital Realty Trust, Inc. (b)	222,495
9,700	Forest City Enterprises, Inc. (b)	566,480
		2,425,610
	Health Care - 1.12%
7,400	Health Care Property Investors, Inc. (b)	272,468
28,000	Nationwide Health Properties, Inc. (b)	846,160
		1,118,628
	Hotels & Motels - 1.99%
15,500	Ashford Hospitality Trust, Inc.	192,975
29,000	Hilton Hotels Corp. (b)	1,012,100
12,500	Starwood Hotels & Resorts Worldwide, Inc.	781,250
		1,986,325
	Office Property - 3.81%
56,600	Brookfield Properties Co. (b)	2,226,078
59,000	Douglas Emmett, Inc. (a)	1,568,810
		3,794,888
	Shopping Centers - 0.14%
8,700	Cedar Shopping Centers, Inc.	138,417
	Storage - 0.61%
27,600	Extra Space Storage, Inc.	503,976
5,100	U-Store-It Trust (b)	104,805
		608,781
	Warehouse/Industrial - 0.36%
30,100	DCT Industrial Trust, Inc. (a)	355,180
	TOTAL COMMON STOCKS (Cost $8,798,940)	11,046,294

	REAL ESTATE INVESTMENT TRUSTS - 86.85%
	REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS - 84.94%
	Apartments - 19.49%
10,000	Apartment Investment & Management Co. (b)	560,200
56,407	Archstone-Smith Trust (b)	3,283,451
35,380	AvalonBay Communities, Inc. (b)	4,601,169
20,287	BRE Properties, Inc. (b)	1,319,061
24,204	Camden Property Trust (b)	1,787,465
107,122	Equity Residential (b)	5,436,442
9,694	Essex Property Trust, Inc. (b)	1,252,950
37,090	United Dominion Realty Trust, Inc. (b)	1,179,091
		19,419,829
	Diversified - 9.71%
2,713	Colonial Properties Trust	127,186
6,095	Crescent Real Estate Equities Co.	120,376
8,958	Duke Realty Corp. (b)	366,382
10,000	iStar Financial, Inc. (b)	478,200
35,885	Liberty Property Trust (b)	1,763,389
8,000	PS Business Parks, Inc.	565,680
25,000	Spirit Finance Corporation	311,750
48,934	Vornado Realty Trust (b)	5,945,481
		9,678,444

	Health Care - 0.20%
5,000	Healthcare Realty Trust, Inc. (b)	197,700
	Hotels & Motels - 2.10%
4,000	Hospitality Properties Trust (b)	190,120
77,600	Host Marriott Corp. (b)	1,905,080
		2,095,200
	Office Property - 18.67%
4,466	Alexandria Real Estate Equities, Inc. (b)	448,386
19,700	BioMed Realty Trust, Inc.	563,420
51,778	Boston Properties, Inc. (b)	5,792,923
33,100	Brandywine Realty Trust (b)	1,100,575
32,800	Corporate Office Properties Trust (b)	1,655,416
73,911	Equity Office Properties Trust (b)	3,560,293
23,500	Highwoods Properties, Inc. (b)	957,860
43,100	HRPT Properties Trust (b)	532,285
24,027	Kilroy Realty Corp.	1,874,106
3,756	Mack-Cali Realty Corp. (b)	191,556
13,700	Maguire Properties, Inc.	548,000
10,351	SL Green Realty Corp. (b)	1,374,406
		18,599,226
	Regional Malls - 17.78%
3,900	CBL & Associates Properties, Inc. (b)	169,065
85,808	General Growth Properties, Inc. (b)	4,481,752
36,124	The Macerich Co. (b)	3,127,254
75,475	Simon Property Group, Inc. (b)	7,644,863
45,000	Taubman Centers, Inc.	2,288,700
		17,711,634
	Shopping Centers - 8.93%
29,975	Acadia Realty Trust	749,974
30,900	Developers Diversified Realty Corp. (b)	1,945,155
28,464	Federal Realty Investment Trust (b)	2,419,440
25,342	Kimco Realty Corp.	1,139,123
11,100	Kite Realty Group Trust	206,682
28,309	Regency Centers Corp. (b)	2,212,914
4,805	Weingarten Realty Investors	221,559
		8,894,847
	Storage - 2.20%
22,500	Public Storage, Inc. (b)	2,193,750
	Warehouse/Industrial - 5.86%
29,694	AMB Property Corp.	1,740,365
12,500	First Potomac Realty Trust	363,875
61,491	Prologis	3,736,808
		5,841,048
	TOTAL REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS (Cost $46,408,472)	84,631,678

	REAL ESTATE INVESTMENT TRUSTS, PREFERRED STOCKS - 1.91%
	Diversified - 1.06%
42,500	Vornado Realty Trust (b)	1,058,675
	Office Property - 0.85%
6,950	Alexandria Real Estate Equities, Inc.	181,812
25,600	SL Green Realty Corp.	664,960
		846,772
	TOTAL REAL ESTATE INVESTMENT TRUSTS, PREFERRED STOCKS (Cost $1,836,421)	1,905,447
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $48,244,893)	86,537,125

	SHORT TERM INVESTMENTS - 0.29%
	Money Market Funds - 0.29%
	Federated Prime Obligations Fund
291,844	5.20%, 01/01/2050	291,844
	TOTAL SHORT TERM INVESTMENTS (Cost $291,844)	291,844
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 39.48%
	COMMERCIAL PAPER - 20.55%
$ 1,916,369	Antalis Funding, 5.42%, 01/02/07 (b) (c)	1,913,201
1,916,369	Chesham Finance LLC, 5.38%, 01/02/07 (b) (c)	1,915,224
1,676,823	Concord Minutemen Capital Co., 5.33%, 01/08/07 (b)	1,676,823
239,546	Concord Minutemen Capital Co., 5.34%, 01/17/07 (b)	239,546
1,197,731	Duke Funding, 5.34%, 01/12/07 (b) (c)	1,192,420
766,548	Duke Funding, 5.38%, 01/22/07 (b) (c)	763,694
1,916,369	Fenway Funding LLC, 5.39%, 01/02/07 (b) (c)	1,915,221
1,437,277	KKR Atlantic Funding Trust, 5.37%, 01/22/07 (b) (c)	1,432,151
2,155,915	Laguna Corp., 5.36%, 01/29/07 (b) (c)	2,135,881
1,916,369	Mortgage Interest Networking Trust, 5.39%, 01/11/07 (b) (c)	1,912,646
383,274	Mortgage Interest Networking Trust II, 5.36%, 02/16/07 (b) (c)	379,599
1,197,731	Ocala Funding, 5.39%, 01/31/07 (b) (c)	1,191,846
1,916,369	Rams Funding LLC, 5.38%, 01/22/07 (b) (c)	1,906,686
335,365	Thornburg Mortgage Capital LLC, 5.35%, 01/30/07 (b) (c)	332,354
1,581,005	Thornburg Mortgage Capital LLC, 5.35%, 02/06/07 (b) (c)	1,566,573
	TOTAL COMMERCIAL PAPER (Cost $20,473,865)	20,473,865

	CORPORATE BONDS AND NOTES - 1.49%
479,092	Bayerische Landesbank, 5.40%, 12/24/15	479,092
574,911	Metlife Global, 5.45%, 04/28/08	574,911
431,184	Northlake, 5.42%, 03/06/33 (b)	431,184
	TOTAL CORPORATE BONDS AND NOTES (Cost $1,485,187)	1,485,187

	CORPORATE PAYDOWN SECURITIES - 1.77%
479,092	Duke Funding, 5.44%, 04/08/07 (b)	479,092
1,287,638	Leafs LLC, 5.35%, 04/20/07 (b)	1,287,638
	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $1,766,730)	1,766,730
Shares
	MUTUAL FUNDS - 0.00%
1	Merrill Lynch Premier Institutional Fund	1
	TOTAL MUTUAL FUNDS (Cost $1)	1
Principal Amount
	REPURCHASE AGREEMENTS - 15.67%
$ 2,395,461	ABN AMRO Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $2,494,727, 0.00% to 7.50%, 09/15/09 to 03/12/44)	2,395,461
1,916,369	Bear Stearns Repurchase Agreement, 5.46%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $1,917,146, 0.00% to 6.60%, 05/25/18 to 11/25/46)	1,916,369
2,395,461	Citigroup Global Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $2,421,335, 0.00% to 5.00%, 02/15/07 to 11/15/21)	2,395,461
1,676,823	CS First Boston Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $1,718,693, 0.00% to 6.00%, 07/25/18 to 06/25/36)	1,676,823
718,640	CS First Boston Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $731,935, 0.00% to 3.71%, 09/21/31 to 08/25/36)	718,640
574,911	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $580,199, 0.00% to 1.35%, 07/20/34 to 08/15/36)	574,911
574,911	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $581,245, 1.65%, 10/25/35 to 04/20/36)	574,911
479,092	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $490,273, 0.00% to 7.50%, 09/25/17 to 11/30/36)	479,092
1,437,277	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $1,557,559, 6.00% to 11.12%, 05/15/08 to 05/01/34)	1,437,277
1,676,823	Lehman Brothers Repurchase Agreement, 5.43%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $1,723,710, 5.50% to 7.75%, 06/15/13 to 11/01/34)	1,676,823
239,546	Merrill Lynch Repurchase Agreement, 5.30%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $242,866, 1.16% to 8.00%, 12/25/35 to 11/25/36)	239,546
1,533,095	Morgan Stanley Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $1,563,757, 3.57% to 7.10%, 11/01/27 to 09/01/33)	1,533,095
	TOTAL REPURCHASE AGREEMENTS (Cost $15,618,409)	15,618,409

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $39,344,192)	39,344,192

	Total Investments (Cost $96,679,869) - 137.71%	137,219,455
	Liabilities in Excess of Other Assets - (37.71)%	(37,576,043)
	TOTAL NET ASSETS - 100.00%	$99,643,412

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan.
(b)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The market value of these securities total $22,671,779, 22.8% of total net assets.

(c)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2006.

	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

	Cost of investments	$96,679,869
	Gross unrealized appreciation	41,219,986
	Gross unrealized depreciation	(680,400)
	Net unrealized appreciation	$40,539,586

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2006
AssetMark Tax Exempt Fixed Income
(Unaudited)

Principal
Amount		Value
	MUNICIPAL BONDS - 95.72%
	Alabama - 1.02%
$ 1,200,000	Jefferson County Sewer, Refunded, Revenue Bond,
	5.000%, 02/01/2033	$1,242,948
1,000,000	Montgomery Medical Clinic Board, Revenue Bond,
	5.250%, 03/01/2036	1,041,240
		2,284,188
	Arizona - 5.34%
2,710,000	Arizona School Facilities Board, Refunding, Revenue Bond,
	5.000%, 07/01/2013	2,918,128
320,000	Marana Tangerine Farms, Special Assessment,
	4.600%, 01/01/2026	318,393
135,000	Maricopa County Elementary School District, Refunding, GO, FSA Insured,
	5.000%, 07/01/2012	144,064
985,000	Maricopa County Individual Development Authority Senior Living Facilities, Refunding, Revenue Bond,
	3.650%, 09/15/2035	980,686
3,000,000	Mesa Industrial Development Authority, Revenue Bond,
	5.750%, 01/01/2025	3,202,170
1,100,000	Mesa Street & Highway, Refunding, Revenue Bond, FGIC Insured,
	5.000%, 07/01/2018	1,214,422
300,000	Navajo County Unified School District No 32 Blue Ridge, Refunding, GO, FSA Insured,
	5.000%, 07/01/2014	325,314
	Pinal County Individual Development Authority Correctional Facilities, Revenue Bond, ACA Insured,
750,000	5.250%, 10/01/2014	801,540
1,000,000	5.250%, 10/01/2015	1,074,580
1,000,000	Pinal County, CP,
	5.000%, 12/01/2029	1,037,640
		12,016,937
	California - 7.16%
500,000	California Department of Veteran Affairs, Series A, Revenue Bond,
	4.600%, 12/01/2028	504,355
875,000	California Municipal Finance Authority, Revenue Bond,
	5.000%, 06/01/2036	915,057
5,100,000	California Statewide Communities Development Authority, Series C, Revenue Bond,
	3.850%, 11/01/2029	5,092,452
	California, GO,
1,500,000	5.000%, 02/01/2020	1,571,040
1,500,000	5.000%, 06/01/2031	1,580,955
1,000,000	5.000%, 06/01/2034	1,049,890
2,970,000	Golden West Schools Funding Authority, Refunding, GO, AMBAC Insured,
	5.500%, 08/01/2019	3,451,556
350,000	Los Angeles County Metropolitan Transportation Authority, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2014	377,510
500,000	Roseville Westpark Community Facilities, Special Tax,
	5.250%, 09/01/2037	512,145
1,000,000	Sacramento County Sanitation District, Revenue Bond,
	5.000%, 12/01/2036	1,069,630
		16,124,590

	Colorado - 1.35%
1,065,000	Colorado Deptartment of Transportation, Revenue Bond,
	5.375%, 06/15/2013	1,164,290
	Colorado Health Facilities Authority, Revenue Bond,
1,000,000	5.250%, 06/01/2020	1,073,640
750,000	5.000%, 12/01/2020	796,942
		3,034,872
	Delaware - 0.68%
500,000	Delaware Health Facilities Authority, Revenue Bond,
	5.250%, 06/01/2012	525,145
1,000,000	New Castle County, Revenue Bond,
	5.000%, 09/01/2036	1,010,630
		1,535,775
	District of Columbia - 1.41%
200,000	District of Columbia, Series B, Unrefunded, GO,
	5.500%, 06/01/2009	208,308
100,000	District of Columbia, Series B-1, Refunding, GO,
	5.500%, 06/01/2007	100,782
200,000	District of Columbia, Series B-2, Refunding, GO,
	5.500%, 06/01/2008	205,110
1,000,000	District of Columbia, Series C, Refunding, GO, XLCA Insured,
	5.250%, 06/01/2012	1,067,230
1,500,000	Washington D.C. Airport Authority, Refunding, Revenue Bond,
	5.000%, 10/01/2021	1,591,755
		3,173,185
	Florida - 3.32%
100,000	Dade County Water & Sewer System, Revenue Bond,
	6.250%, 10/01/2007	101,938
1,375,000	Highlands County Health Facilities Authority, Revenue Bond,
	5.000%, 11/15/2029	1,414,834
1,000,000	Highlands County Health Facilities Hospital, Revenue Bond,
	5.000%, 11/15/2035	1,034,680
1,000,000	Lakeland Hospital System, Revenue Bond,
	5.000%, 11/15/2032	1,037,000
100,000	Mary Esther Water & Sewer, Refunding, Revenue Bond, MBIA Insured,
	4.950%, 01/01/2007	100,000
750,000	Miami Homeland Defense, GO,
	5.500%, 01/01/2021	806,062
900,000	Palm Glades Community Development, Series B, Special Assessment,
	4.850%, 08/01/2011	904,365
1,000,000	Tampa Water & Sewer, Series B, Revenue Bond,
	5.000%, 07/01/2010	1,043,880
1,000,000	Verandah East Community Development District, Revenue Bond,
	5.400%, 05/01/2037	1,020,260
		7,463,019
	Georgia - 1.73%
1,000,000	Appling County Development Authority Pollution Control, Revenue Bond,
	4.400%, 07/01/2016	1,018,760
1,000,000	Coffee County Hospital Authority, Revenue Bond,
	5.000%, 12/01/2019	1,033,590
1,000,000	Fulton County School District, Refunding, GO,
	5.250%, 01/01/2014	1,094,720
700,000	Main Street Natural Gas Inc., Series A, Revenue Bond,
	5.000%, 03/15/2018	755,419
		3,902,489
	Hawaii - 0.05%
100,000	Honolulu City & County, Series A, Prerefunded, GO,
	6.000%, 01/01/2009	104,455

	Illinois - 6.05%
100,000	Chicago Metropolitan Water Reclamation District Greater Chicago, GO,
	5.500%, 12/01/2012	107,930
100,000	Chicago Metropolitan Water Reclamation District Greater Chicago, Refunding, GO,
	6.050%, 12/01/2009	106,505
75,000	Chicago Park District, Revenue Bond, ACA Insured,
	6.250%, 01/01/2016	80,215
3,150,000	Chicago Sales Tax, Refunding, Revenue Bond,
	5.000%, 01/01/2011	3,303,059
	Chicago Wastewater Transmission, Refunding, Revenue Bond, FGIC Insured,
625,000	5.500%, 01/01/2010	656,944
100,000	5.375%, 01/01/2013	108,927
1,000,000	Cook County, Series C, GO, AMBAC Insured,
	5.000%, 11/15/2025	1,052,300
100,000	Du Page & Cook Counties Community School District, GO, FGIC Insured,
	4.375%, 01/01/2009	101,361
450,000	Illinois Finance Authority Resurrection Health Care, Revenue Bond,
	3.750%, 05/15/2015	448,727
	Illinois Finance Authority, Series A, Revenue Bond,
1,370,000	5.250%, 10/01/2010	1,431,787
1,000,000	6.000%, 11/15/2039	1,042,240
	Illinois Sales Tax, Revenue Bond,
100,000	5.375%, 06/15/2007	100,781
1,000,000	5.000%, 06/15/2011	1,052,840
1,155,000	5.500%, 06/15/2011	1,239,511
220,000	Illinois Sales Tax, Series 1, Revenue Bond,
	5.500%, 06/15/2009	229,231
	Illinois, Series 1, GO,
775,000	5.500%, 08/01/2010	821,291
100,000	5.250%, 08/01/2012	106,552
1,000,000	5.375%, 07/01/2013	1,083,070
500,000	Regional Transportation Authority, Series B, Revenue Bond, FGIC Insured,
	5.375%, 06/01/2014	544,795
		13,618,066
	Indiana - 1.65%
2,225,000	Indiana Bond Bank, Series C, Revenue Bond,
	5.000%, 02/01/2012	2,353,427
	Noblesville Redevelopment Authority, Revenue Bond,
200,000	4.500%, 02/01/2011	203,720
305,000	4.500%, 08/01/2012	312,390
320,000	4.500%, 08/01/2013	328,602
500,000	Purdue University, Revenue Bond,
	5.250%, 07/01/2008	511,805
		3,709,944
	Iowa - 0.83%
1,250,000	Coralville, Series L-1, Notes,
	4.125%, 06/01/2007	1,251,988
600,000	Iowa Finance Authority Health Facilities, Revenue Bond,
	5.250%, 07/01/2010	616,866
		1,868,854
	Kansas - 0.33%
750,000	Wyandotte County, Revenue Bond,
	4.875%, 10/01/2028	751,905
	Kentucky - 0.58%
1,250,000	Louisville & Jefferson County Health Systems, Revenue Bond,
	5.250%, 10/01/2036	1,316,138
	Louisiana - 2.70%
	Louisiana Gas & Fuels Tax, Series A, Revenue Bond, FGIC Insured,
1,120,000	5.000%, 05/01/2015	1,215,928
1,000,000	5.000%, 05/01/2021	1,065,790
785,000	Louisiana Military Department Custody Receipts, Revenue Bond,
	5.000%, 08/01/2012	817,483
1,305,000	Louisiana Public Facilities Authority, Revenue Bond,
	5.500%, 05/15/2032	1,377,924
1,500,000	Louisiana, Series A, GO,
	5.000%, 10/15/2018	1,608,690
		6,085,815

	Maryland - 1.16%
1,160,000	Maryland Department of Transportation County T Construction, Revenue Bond,
	5.500%, 02/01/2017	1,323,757
	Maryland Health & Higher Education, Revenue Bond,
750,000	5.200%, 01/01/2024	777,285
500,000	5.000%, 07/01/2036	518,745
		2,619,787
	Massachusetts - 2.82%
500,000	Massachusetts Bay Transportation Authority, Refunding, Revenue Bond, FGIC Insured,
	5.500%, 03/01/2009	519,320
900,000	Massachusetts Bay Transportation Authority, Series A, Revenue Bond,
	5.250%, 07/01/2015	989,928
95,000	Massachusetts Bay Transportation Authority, Series C, Revenue Bond,
	5.500%, 03/01/2012	103,144
1,000,000	Massachusetts Bay Transportation Authority, Unrefunded, Revenue Bond, GO Insured,
	7.000%, 03/01/2007	1,005,230
120,000	Massachusetts State Water Resources Authority, Series B, Revenue Bond,
	6.250%, 12/01/2011	133,900
1,500,000	Massachusetts, GO,
	5.500%, 11/01/2016	1,707,375
500,000	Massachusetts, Series B, GO,
	5.250%, 09/01/2022	570,925
1,255,000	Route 3 North Transportation Import Association, Revenue Bond, MBIA Insured,
	5.375%, 06/15/2029	1,325,757
		6,355,579
	Michigan - 2.86%
230,000	Detroit Sewer Disposal, Revenue Bond,
	7.100%, 12/15/2009	243,367
150,000	Dundee Community School District, GO, Q-SBLF Insured,
	5.375%, 05/01/2010	157,833
600,000	Kalamazoo Public Library, GO, MBIA Insured,
	5.400%, 05/01/2014	663,672
800,000	Lansing School District, Refunding, GO, Q-SBLF Insured,
	5.000%, 05/01/2017	856,088
1,000,000	Michigan Comprehensive Transportation, Series B, Revenue Bond,
	5.250%, 05/15/2013	1,073,730
1,000,000	Michigan Environmental Protection Program, GO,
	5.000%, 11/01/2013	1,047,740
	Michigan Hospital Finance Authority, Revenue Bond,
1,280,000	7.125%, 05/01/2009	1,334,093
1,000,000	5.250%, 11/15/2046	1,060,790
		6,437,313
	Minnesota - 1.00%
1,000,000	Maple Grove Health Care Facilities, Revenue Bond,
	5.000%, 09/01/2029	1,042,760
375,000	Northfield Hospital, Revenue Bond,
	5.000%, 11/01/2011	386,670
295,000	Prior Lake Independent School District, Series A, GO, FGIC Insured,
	4.750%, 02/01/2010	304,785
500,000	St Paul Housing and Redevelopment Authority, Revenue Bond,
	5.250%, 05/15/2036	526,725
		2,260,940

	Mississippi - 0.22%
500,000	Mississippi Business Finance Corporation, Revenue Bond,
	4.550%, 12/01/2028	498,795
	Missouri - 0.56%
260,000	Joplin Industrial Development Authority Health Facilities, Revenue Bond,
	3.875%, 02/15/2007	259,974
300,000	Kansas City Municipal Assistance Corp., Series A, Revenue Bond, AMBAC Insured,
	5.000%, 03/01/2012	317,823
615,000	Springfield Public Utilities, Series A, CP,
	5.000%, 12/01/2016	672,742
		1,250,539
	New Hampshire - 0.81%
1,750,000	New Hampshire Health & Education Facilities, Revenue Bond,
	5.250%, 06/01/2036	1,823,780
	New Jersey - 4.90%
500,000	Hudson County Import Authority, Revenue Bond, FSA Insured,
	4.125%, 07/01/2016	507,475
	New Jersey Health Care Facilities, Revenue Bond,
1,050,000	5.000%, 09/15/2013	1,127,679
440,000	5.000%, 07/01/2029	456,113
515,000	New Jersey State Turnpike Authority, Revenue Bond, MBIA Insured,
	6.750%, 01/01/2009	514,351
1,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bond,
	5.250%, 12/15/2020	1,130,320
3,255,000	New Jersey, Refunding, Series N, GO,
	5.500%, 07/15/2013	3,598,077
3,270,000	New Jersey, Series L, Refunding, GO,
	5.250%, 07/15/2019	3,704,256
		11,038,271
	New Mexico - 2.22%
1,450,000	New Mexico State Severance Tax, Revenue Bond,
	5.000%, 07/01/2009	1,459,802
2,350,000	New Mexico, Refunding, GO,
	5.000%, 09/01/2008	2,402,781
1,035,000	University of New Mexico, Refunding, Revenue Bond,
	5.250%, 06/01/2014	1,122,675
		4,985,258
	New York - 10.81%
1,000,000	East Rochester Housing Authority Senior Living, Revenue Bond,
	5.500%, 08/01/2033	1,023,180
1,500,000	Erie County, Series A, GO, FGIC Insured,
	5.250%, 03/15/2018	1,608,735
465,000	Hudson Yards Infrastructure Corporation, Series A, Revenue Bond,
	5.000%, 02/15/2047	490,668
500,000	Liberty Development Corp., Revenue Bond,
	5.250%, 10/01/2035	578,820
750,000	Long Island Power Authority, Series E, Revenue Bond,
	5.000%, 12/01/2022	808,920
100,000	Metropolitan Transportation Authority, Series A, Revenue Bond,
	5.250%, 04/01/2009	101,454
1,765,000	Metropolitan Transportation Authority, Series F, Revenue Bond,
	5.000%, 11/15/2014	1,902,758
2,000,000	New York City Industrial Development Agency Queens Baseball Stadium, Revenue Bond,
	4.750%, 01/01/2042	2,056,100
500,000	New York City Transit Authority, Series A, CP, AMBAC Insured,
	5.625%, 01/01/2012	533,405

1,000,000	New York City, GO,
	5.000%, 11/01/2034	1,048,750
1,000,000	New York City, Series J, GO,
	5.000%, 03/01/2035	1,049,790
4,850,000	New York Dormitory Authority, Series B, Revenue Bond,
	5.250%, 11/15/2023	5,185,717
2,830,000	New York Environmental Facilities, Series A, Revenue Bond,
	5.000%, 12/15/2014	3,079,238
1,000,000	New York Thruway Authority Second Generation, Revenue Bond, AMBAC Insured,
	5.000%, 04/01/2018	1,070,710
40,000	New York Thruway Authority, Series E, Prerefunded, Revenue Bond, GO Insured,
	5.250%, 01/01/2010	41,055
500,000	Port Authority, Series 116, Revenue Bond,
	5.000%, 10/01/2010	502,670
	Sales Tax Asset Receivable Corp., Series A, Revenue Bond,
500,000	5.000%, 10/15/2017	540,760
1,500,000	5.250%, 10/15/2019	1,644,165
1,000,000	Tobacco Settlement Financing Corp, Revenue Bond,
	5.250%, 06/01/2021	1,075,270
		24,342,165
	North Carolina - 0.38%
180,000	North Carolina CAP Facilities, Revenue Bond,
	4.250%, 07/01/2042	169,031
650,000	North Carolina Medical Care Community, Revenue Bond,
	5.600%, 10/01/2036	680,244
		849,275
	North Dakota - 0.54%
500,000	Ward County Health Care Facilities, Revenue Bond,
	5.000%, 07/01/2008	507,750
685,000	Williams County Sales Tax, Revenue Bond,
	5.000%, 11/01/2026	704,153
		1,211,903
	Ohio - 1.10%
305,000	Cleveland Waterworks, Series J, Refunding, Revenue Bond, FSA Insured,
	5.000%, 01/01/2008	309,124
	Ohio Higher Educational Facility Commission, Revenue Bond,
625,000	5.250%, 10/01/2014	687,012
700,000	5.250%, 10/01/2026	754,733
700,000	5.000%, 10/01/2031	734,636
		2,485,505
	Oklahoma - 0.46%
1,000,000	University of Tulsa Student Housing, Revenue Bond,
	5.000%, 10/01/2037	1,036,620
	Oregon - 0.58%
1,000,000	Tri-County Metropolitan Transportation, Revenue Bond,
	4.000%, 05/01/2014	1,004,810
250,000	Washington County School District, Refunding, GO, FSA Insured,
	5.500%, 06/15/2019	288,875
		1,293,685
	Pennsylvania - 0.49%
1,100,000	Pennsylvania Turnpike Commission, Series Q, Revenue Bond,
	4.000%, 06/01/2028	1,100,000
	Puerto Rico - 1.24%
1,595,000	Puerto Rico Electric Power Authority, Series JJ, Refunding, Revenue Bond, XLCA Insured,
	5.250%, 07/01/2012	1,719,314
1,000,000	Puerto Rico, Series B, GO,
	5.250%, 07/01/2032	1,078,250
		2,797,564

	South Carolina - 1.22%
500,000	Charleston County Hospital Facilities, Revenue Bond,
	5.500%, 08/15/2013	538,370
2,055,000	Greenville Waterworks, Refunding, Revenue Bond,
	5.000%, 02/01/2013	2,206,042
		2,744,412
	Tennessee - 2.44%
500,000	Johnson City Health & Educational Facilities Board, Revenue Bond,
	6.000%, 07/01/2021	538,165
250,000	Knoxville Water, Series P, Revenue Bond,
	5.000%, 03/01/2009	256,827
300,000	Memphis, GO,
	5.500%, 11/01/2010	318,969
500,000	Memphis-Shelby County Airport Authority Special Facilities, Refunding, Revenue Bond,
	5.050%, 09/01/2012	527,100
	Sullivan County Health Educational and Housing Facilities Board, Series C, Revenue Bond,
1,000,000	5.000%, 09/01/2022	1,041,140
400,000	5.250%, 09/01/2036	420,704
1,000,000	Tennessee Energy Acquisition Corporation, Series C, Revenue Bond,
	5.000%, 02/01/2023	1,092,800
1,205,000	Williamson County, GO,
	6.000%, 03/01/2010	1,289,796
		5,485,501
	Texas - 12.19%
600,000	Denton Independent School District, GO,
	3.000%, 08/01/2030	592,380
515,000	Denton Utilities System, Series A, Revenue Bond, FSA Insured,
	5.250%, 12/01/2013	556,148
1,000,000	Fort Worth Water & Sewer, Refunding, Revenue Bond,
	5.250%, 02/15/2013	1,082,940
145,000	Frisco, GO, FGIC Insured,
	5.875%, 02/15/2010	154,232
630,000	Gregg County Health Facilities, Revenue Bond,
	4.250%, 10/01/2009	633,207
750,000	Harris County, Refunding, GO,
	5.250%, 10/01/2013	809,190
225,000	Houston, Series A, GO,
	5.000%, 03/01/2021	234,493
2,445,000	Irving, Series A, Refunding, GO,
	5.000%, 11/15/2013	2,631,407
1,100,000	Lake Travis Independent School District, GO, PSF-GTD Insured,
	0.000%, 02/15/2012	901,934
935,000	Lower Colorado River Authority, Refunding, Revenue Bond,
	6.000%, 05/15/2013	991,558
370,000	Marble Falls Independent School District, Series A, Refunding, GO, PSF-GTD Insured,
	5.000%, 08/15/2015	402,342
2,300,000	North Texas & Dallas Thruway System, Series A, Refunded, Revenue Bond,
	5.375%, 01/01/2016	2,337,605
1,000,000	Plano Independent School District, GO, PSF-GTD Insured,
	4.700%, 02/15/2013	1,012,200
3,600,000	Round Rock Independent School District, GO, PSF-GTD Insured,
	5.000%, 08/01/2018	3,765,096
80,000	San Antonio Electric & Gas, Prerefunded, Revenue Bond,
	5.500%, 02/01/2013	80,906
2,000,000	San Antonio Electric & Gas, Refunding, Revenue Bond,
	5.375%, 02/01/2015	2,220,160
1,000,000	San Antonio Electric & Gas, Series A, Refunding, Revenue Bond,
	5.000%, 02/01/2008	1,014,390

70,000	San Antonio Electric & Gas, Unrefunded, Revenue Bond,
	5.500%, 02/01/2013	72,620
185,000	Socorro Independent School District, Prerefunded, GO, PSF-GTD Insured,
	5.375%, 08/15/2013	198,594
15,000	Socorro Independent School District, Unrefunded, GO, PSF-GTD Insured,
	5.375%, 08/15/2013	16,069
1,035,000	Texas A&M University, Series B, Revenue Bond,
	5.375%, 05/15/2011	1,104,655
1,875,000	Texas Municipal Gas Acquisition and Supply Corporation, Series B, Revenue Bond,
	3.928%, 12/15/2009	1,875,000
400,000	Texas Public Finance Authority, Refunding, GO,
	5.500%, 10/01/2009	419,008
100,000	Texas State University System, Revenue Bond, FSA Insured,
	5.250%, 03/15/2010	104,659
300,000	Texas Water Financial Assistance, Series B, Refunding, GO,
	5.000%, 08/01/2014	324,111
400,000	Texas, Series A, GO,
	5.000%, 04/01/2022	431,224
390,000	Tomball Hospital Authority, Revenue Bond,
	5.000%, 07/01/2012	402,266
100,000	University of Texas, Revenue Bond,
	5.250%, 08/15/2008	102,576
1,855,000	University of Texas, Series B, Revenue Bond,
	5.250%, 07/01/2008	1,899,335
1,000,000	University of Texas, Series F, Revenue Bond,
	5.000%, 08/15/2024	1,073,860
		27,444,165
	Utah - 1.68%
1,000,000	Central Utah Water Conservancy District, Series A, GO,
	3.920%, 04/01/2032	1,000,000
100,000	Jordan School District, GO,
	5.125%, 06/15/2008	102,186
2,630,000	Utah, Refunding, Series A, GO,
	5.000%, 07/01/2012	2,684,152
		3,786,338
	Virginia - 3.53%
3,000,000	Fairfax County, Refunding, GO, STAID Insured,
	5.000%, 10/01/2009	3,112,530
450,000	Fairfax County, Series A, Refunding, GO, STAID Insured,
	5.000%, 06/01/2007	452,614
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured,
	5.500%, 11/15/2019	1,165,000
325,000	Newport News, Series B, GO, STAID Insured,
	5.000%, 11/01/2014	349,651
100,000	Norfolk, Refunding, GO,
	5.000%, 01/01/2009	102,667
625,000	Suffolk Individual Development Authority Retirement Facilities, Revenue Bond,
	5.300%, 09/01/2031	639,038
2,000,000	Virginia Commonwealth Transportation Board, Revenue Bond,
	5.000%, 10/01/2011	2,117,360
		7,938,860
	Washington - 3.18%
2,000,000	Clark County School District, Refunding, GO, FGIC Insured,
	5.500%, 12/01/2017	2,144,280
500,000	King County Hospital, Refunding, GO, MBIA Insured,
	5.000%, 12/01/2021	535,480
45,000	King County, Prerefunded, GO,
	5.500%, 12/01/2010	48,005
55,000	King County, Unrefunded, GO,
	5.500%, 12/01/2010	58,611
2,000,000	Klickitat County Public Utilities, Series B, Refunding, Revenue Bond, FGIC Insured,
	5.250%, 12/01/2020	2,195,920
30,000	Seattle, Prerefunded, GO,
	5.000%, 07/01/2013	31,968
2,125,000	Washington, Refunding, GO,
	4.000%, 01/01/2008	2,133,203
		7,147,467

	Wisconsin - 5.13%
1,445,000	Middleton Cross Plains Area School District, Refunding, GO, FSA Insured,
	5.000%, 04/01/2020	1,566,626
2,000,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, MBIA Insured,
	5.500%, 12/15/2026	2,361,040
250,000	Wisconsin Health & Educational Facilities, Revenue Bond,
	5.000%, 02/15/2012	258,642
500,000	Wisconsin Health & Educational Facilities, Series A, Revenue Bond,
	5.000%, 02/15/2018	522,300
1,400,000	Wisconsin Health & Educational Facilities, Series B, Revenue Bond,
	5.000%, 08/15/2013	1,460,746
5,000,000	Wisconsin, Series A, GO,
	5.000%, 05/01/2011	5,267,550
100,000	Wisconsin, Series C, GO,
	5.500%, 05/01/2009	104,015
		11,540,919
	TOTAL MUNICIPAL BONDS (Cost $213,715,482)	215,464,873

	SHORT TERM INVESTMENTS - 3.72%
	General Obligation Bonds - 0.80%
1,800,000	New York City, GO,
	3.880%, 01/01/2036	1,800,000
	Revenue Bonds - 1.02%
1,000,000	Chester County Development Authority, Revenue Bond, Radian Insured,
	4.000%, 07/01/2031	1,000,000
100,000	Minnesota Higher Education Facilities Authority, Series 5-H, Revenue Bond, HTSB Insured,
	4.000%, 10/01/2030	100,000
700,000	Missouri Development Financial Board of Cultural Facilities, Series A, Revenue Bond, JPM Insured,
	3.980%, 12/01/2033	700,000
500,000	Nebraska Educational Finance Authority, Revenue Bond,
	4.000%, 03/01/2033	500,000
		2,300,000
Shares
	Money Market Funds - 1.90%
4,270,732	First American Tax Free Obligations Fund
	3.40%	4,270,732
	TOTAL SHORT TERM INVESTMENTS (Cost $8,370,732)	8,370,732

	Total Investments (Cost $222,086,214) - 99.44%	223,835,605
	Other Assets in Excess of Liabilities - 0.56%	1,252,382
	TOTAL NET ASSETS - 100.00%	$225,087,987

Percentages are stated as a percent of net assets.

	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

	Cost of investments	$222,086,214
	Gross unrealized appreciation	2,380,666
	Gross unrealized depreciation	(631,275)
	Net unrealized appreciation	$1,749,391
*
	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2006
AssetMark Core Plus Fixed Income
(Unaudited)

Shares		Value
	CONVERTIBLE PREFERRED STOCKS - 0.21%
	Automobiles - 0.21%
41,300	General Motors Corporation	$1,044,064
14,800	General Motors Corporation (b)	313,612
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,224,258)	1,357,676

	PREFERRED STOCKS - 0.16%
	Banks - 0.11%
800,000	HSBC Capital Funding L.P. (Callable at $100.00 on 06/27/2013; Acquired 08/23/2004, Cost $756,752) (a)(c)(d)	747,055
	Consumer Finance - 0.04%
12,000	Corts Trust for Ford Motor Company	235,080
	Medical Supplies - 0.01%
51	Fresenius Medical Care Capital Trust II (a)	52,020
	TOTAL PREFERRED STOCKS (Cost $1,009,797)	1,034,155
Principal
Amount
	ASSET BACKED SECURITIES - 5.33%
$ 1,810,232	Accredited Mortgage Loan Trust
	Series 2005-3, 5.570%, 09/25/2035	1,812,962
6,750,000	Citibank Credit Card Insurance Trust
	Series 2006-A4, 5.450%, 05/10/2013	6,845,741
100,000	Conseco Finance Securitizations Corp.
	Series 2000-4, 8.310%, 04/01/2031	83,654
640,000	Countrywide Asset-Backed Certificates
	Series 2005-4, 4.460%, 09/25/2032	633,287
	Countrywide Home Equity Loan Trust
833,090	Series 2003-A, 5.670%, 03/15/2029	835,492
733,819	Series 2004-S, 5.560%, 02/15/2030	735,243
522,140	Series 2004-R, 5.570%, 03/15/2030	524,526
731,788	Series 2004-N, 5.600%, 02/15/2034	733,431
824,230	Series 2004-O, 5.600%, 02/15/2034	826,441
1,508,728	Series 2005-F, 5.560%, 12/15/2035	1,510,524
1,574,130	Series 2005-I, 5.580%, 02/15/2036	1,575,211
1,322,190	Home Equity Loan Trust
	Series 2005-HS1, 5.450%, 07/25/2020	1,319,270
2,052,273	IMPAC Secured Assets Corp.
	Series 2005-6, 5.600%, 10/25/2035	2,054,923
1,438,540	Indymac Mortgage Loan Trust
	Series 2005-AR16IP, 5.640%, 07/25/2045	1,441,596
	JetBlue Airways Corporation
844,678	Series 2004-2, G-1, 5.750%, 02/15/2018 (d)	846,262
900,000	Series 2004-2, G-2, 5.820%, 05/15/2018 (d)	884,272
8,199,268	New Valley Generation II
	Series 2001-1, 5.570%, 05/01/2020	8,245,911
278,150	Residential Asset Mortgage Products, Inc.
	Series 2004-RZ1, 5.570%, 03/25/2034	278,671
	Washington Mutual
1,700,000	Series 2005-AR4, 4.670%, 04/25/2035	1,704,566
2,356,859	Series 2005-AR8, 5.610%, 07/25/2045 (d)	2,366,272
	TOTAL ASSET BACKED SECURITIES (Cost $35,411,757)	35,258,255

	COLLATERALIZED MORTGAGE OBLIGATIONS - 3.79%
905,765	Bank of America Corporation
	Series 2005-B, 5.100%, 04/25/2035		900,783
1,251,193	Bear Stearns Trust
	Series 2005-2, 4.740%, 04/25/2035		1,234,780
	Countrywide Home Loans
806,853	Series 2005-11, 5.630%, 03/25/2035		808,961
967,863	Series 2005-11, 6.020%, 04/25/2035		931,710
627,074	CS First Boston Mortgage Securities Corp.
	Series 1997-C2, 6.550%, 01/17/2035		631,753
	FHLMC
468,679	Series 1647, 6.500%, 12/15/2008		469,338
2,142,194	Series 2329, 6.500%, 06/15/2031		2,195,439
1,205,482	Series 2338, 6.500%, 07/15/2031		1,234,757
1,452,465	GSMPS Mortgage Loan Trust
	Series 2005-RP1, 5.670%, 01/25/2035 (Acquired 03/07/2005, Cost $1,452,465) (c)		1,459,280
2,700,000	Master Adjustable Rate Mortgages Trust
	Series 2004-13, 3.790%, 11/21/2034		2,623,703
670,017	Master Reperforming Loan Trust
	Series 2005-1, 7.000%, 08/25/2034 (Acquired 03/09/2005, Cost $701,857) (c)		691,915
1,525,910	MLCC Mortgage Investors, Inc.
	Series 2005-1, 4.960%, 04/25/2035		1,515,143
	Prime Mortgage Trust
4,593,697	5.500%, 05/25/2035 (c)		4,560,209
3,711,773	6.000%, 05/25/2035 (c)		3,709,162
710,292	Residential Asset Mortgage Products, Inc.
	Series 2004-SL4, 7.500%, 07/25/2032		726,274
1,396,658	Structured Adjustable Rate Mortgage Loan
	Series 2004-18, 5.000%, 12/25/2034		1,408,550
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,322,605)		25,101,757

	CONVERTIBLE BONDS - 0.04%
	Automobiles - 0.04%
220,000	Ford Motor Company
	4.250%, 12/15/2036 (g)		236,225
	TOTAL CONVERTIBLE BONDS (Cost $220,000)		236,225

	CORPORATE BONDS - 18.62%
	Aerospace & Defense - 0.01%
55,000	DRS Technologies, Inc.
	6.630%, 02/01/2016 (g)		55,687
	Auto Components - 0.02%
100,000	Visteon Corp.
	8.250%, 08/01/2010		98,000
	Automobiles - 0.68%
375,000	Bombardier, Inc.
	7.250%, 11/15/2016 (c)	EUR	508,011
	DaimlerChrysler N.A.
750,000	5.830%, 09/10/2007 (d)		751,777
5,000	4.050%, 06/04/2008		4,895
150,000	7.200%, 09/01/2009		155,697
260,000	5.880%, 03/15/2011 (g)		261,219
670,000	Ford Motor Company
	7.450%, 07/16/2031 (b)		529,300
	General Motors Corporation
2,420,000	8.250%, 07/15/2023		2,262,700
30,000	8.380%, 07/15/2033 (b)		27,900
			4,501,499

	Banks - 3.97%
300,000	Aiful Corporation
	5.000%, 08/10/2010 (Acquired 08/03/2005 and 11/29/2005, Cost $298,435) (b)(c)		291,355
750,000	ANZ Capital Trust II
	5.360%, 12/15/2049 (Callable at $100.00 on 12/15/2013; Acquired 08/23/2004, Cost $741,990) (c)		731,619
410,000	Bank of America Corporation
	5.380%, 08/15/2011 (g)		413,252
995,000	Bank One Corp.
	2.630%, 06/30/2008		957,167
320,000	Banque Paribas
	6.880%, 03/01/2009		331,104
3,300,000	Barclay's Bank PLC
	0.010%, 05/17/2045 (c)	BRL	2,090,281
	Countrywide Financial Corp.
550,000	5.530%, 02/27/2008 (d)(g)		550,688
280,000	5.470%, 06/18/2008 (d)(g)		280,073
220,000	5.500%, 01/05/2009 (d)(g)		220,074
700,000	First Chicago Corporation
	6.380%, 01/30/2009		715,105
250,000	First Union National Bank
	5.800%, 12/01/2008		252,728
280,000	General Electric Capital Corporation
	4.130%, 09/01/2009		273,169
	Glitnir Bank Hf
370,000	6.330%, 07/28/2011 (Acquired 07/21/2006, Cost $370,000) (c)(g)		380,294
760,000	6.690%, 06/15/2016 (Acquired 06/12/2006 and 06/21/2006, Cost $758,848) (c)(g)		785,351
375,000	Greenpoint Bank
	9.250%, 10/01/2010		423,319
700,000	HBOS Capital Funding L.P.
	6.070%, 06/01/2049 (Acquired 08/23/2004, Cost $717,541) (c)(d)		710,828
685,000	HSBC Finance Corp.
	4.130%, 11/16/2009		666,410
4,000,000	Inter-American Development Bank
	0.500%, 05/29/2014		2,892,512
	JP Morgan Chase Bank
2,800,000	10.400%, 05/15/2009 (c)	BRL	1,427,456
5,100,000	6.000%, 05/15/2011 (c)(d)		2,274,125
	Kaupthing Bank Hf
1,140,000	6.060%, 04/12/2011 (Acquired 04/07/2006, Cost $1,140,000) (c)(d)(g)		1,149,240
130,000	5.750%, 10/04/2011 (Acquired 09/28/2006, Cost $129,288) (c)(g)		129,992
250,000	7.130%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (c)(g)		265,625
1,080,000	Landsbanki Hf
	6.100%, 08/25/2011 (Acquired 08/22/2006, Cost $1,079,719) (c)(g)		1,099,103
	Popular North America, Inc.
600,000	5.200%, 12/12/2007		598,147
700,000	4.700%, 06/30/2009		685,631
	Resona Bank
450,000	4.130%, 12/31/2049 (c)	EUR	574,297
525,000	5.850%, 09/29/2049 (Acquired 09/08/2005, Cost $524,633) (c)		513,544
410,000	Resona Preferred Global Securities
	7.190%, 12/29/2049 (Acquired 07/20/2005, Cost $413,185) (c)		428,484
990,000	Royal Bank of Scotland Group PLC
	9.120%, 03/31/2049		1,097,532
600,000	Shinsei Finance Cayman Ltd.
	6.420%, 07/20/2048 (Acquired 02/16/2006 and 06/19/2006, Cost $592,177) (c)(g)		600,353
550,000	Sovereign Bank
	4.380%, 08/01/2013 (d)		541,232

1,120,000	VTB Capital S.A.
	1.000%, 08/01/2008 (Acquired 10/27/2006, Cost $1,120,000) (c)(d)	1,121,960
200,000	Wells Fargo Company
	5.950%, 12/01/2086 (g)	196,693
575,000	ZFS Finance USA Trust I
	6.150%, 12/15/2065 (Acquired 03/30/2006, Cost $560,263) (c)	584,022
		26,252,765
	Business Services - 0.04%
46,000	Dyncorp International LLC
	9.500%, 02/15/2013	48,990
40,000	Electronic Data Systems Corp.
	7.130%, 10/15/2009 (b)	41,726
	Lamar Media Corp.
80,000	7.250%, 01/01/2013	81,900
50,000	6.630%, 08/15/2015 (g)	49,813
30,000	UGS Corp.
	10.000%, 06/01/2012	32,850
		255,279
	Capital Markets - 0.99%
30,000	E*Trade Financial Corp.
	7.380%, 09/15/2013	31,350
	Goldman Sachs Group, Inc.
200,000	4.500%, 06/15/2010	195,902
140,000	5.000%, 01/15/2011 (g)	138,950
1,610,000	Lehman Brothers E-Capital Trust I
	6.160%, 08/19/2065 (d)(g)	1,626,243
1,350,000	Lehman Brothers Holdings, Inc.
	4.500%, 07/26/2010	1,316,906
350,000	Lehman Brothers Holdings, Inc.
	4.000%, 01/22/2008	345,266
250,000	Mizuho JGB Investment
	9.870%, 06/30/2049 (Acquired 08/22/2005 and 08/23/2005, Cost $281,041) (c)(d)	265,021
	Morgan Stanley
90,000	3.630%, 04/01/2008	88,205
340,000	5.630%, 01/09/2012 (b)(g)	345,978
230,000	5.820%, 10/18/2016 (d)	231,710
975,000	Residential Cap Corp.
	6.380%, 06/30/2010	987,110
430,000	Wachovia Capital Trust II
	5.800%, 03/15/2042 (g)	433,949
550,000	Xstrata Finance Canada Limited
	5.500%, 11/15/2011 (Acquired 11/08/2006, Cost $549,929) (c)	550,446
		6,557,036
	Chemicals - 0.03%
40,000	Georgia Gulf Corp.
	9.500%, 10/15/2014 (Acquired 09/28/2006, Cost $39,722) (c)(g)	39,200
	Lyondell Chemical Co.
40,000	8.000%, 09/15/2014 (g)	41,700
25,000	8.250%, 09/15/2016 (g)	26,375
20,000	MacDermid, Inc.
	9.130%, 07/15/2011	20,900
63,000	Westlake Chemical Corp.
	6.630%, 01/15/2016 (g)	61,267
		189,442
	Commercial Services & Supplies - 0.30%
375,000	Allied Waste North America, Inc.
	7.130%, 05/15/2016	373,125
1,275,000	PHH Corp.
	6.000%, 03/01/2008	1,276,018
325,000	Waste Management, Inc.
	6.380%, 11/15/2012	340,763
		1,989,906

	Communications - 0.71%
150,000	AMFM Inc.
	8.000%, 11/01/2008		156,015
295,000	British Telecommunications PLC
	8.380%, 12/15/2010		329,500
	Deutsche Telekom International Finance B.V.
350,000	5.750%, 03/23/2016 (g)		345,466
675,000	8.250%, 06/15/2030 (b)		832,198
35,000	News American, Inc.
	6.200%, 12/15/2034		33,892
	Rogers Cable, Inc.
220,000	5.500%, 03/15/2014		211,462
110,000	6.750%, 03/15/2015		113,887
	Sprint Capital Corp.
100,000	7.630%, 01/30/2011		107,164
580,000	8.380%, 03/15/2012		645,287
500,000	6.880%, 11/15/2028		501,912
140,000	8.750%, 03/15/2032 (b)		168,982
	Telecom Italia Capital
125,000	4.000%, 01/15/2010		119,445
425,000	4.880%, 10/01/2010		414,294
500,000	4.950%, 09/30/2014		463,948
190,000	5.250%, 10/01/2015 (b)		177,785
50,000	Verizon Global Funding Corp.
	7.380%, 09/01/2012		54,730
			4,675,967
	Consumer Finance - 1.76%
	Ford Motor Credit Company
670,000	6.630%, 06/16/2008		669,771
5,345,000	5.800%, 01/12/2009		5,250,409
460,000	7.380%, 10/28/2009		461,269
	General Motors Acceptance Corporation
130,000	6.130%, 08/28/2007		130,046
510,000	6.130%, 01/22/2008		509,010
70,000	6.310%, 11/30/2007		69,577
140,000	4.380%, 12/10/2007		138,083
100,000	5.130%, 05/09/2008		98,963
330,000	6.540%, 09/23/2008 (d)		332,044
2,490,000	5.850%, 01/14/2009		2,481,736
270,000	7.750%, 01/19/2010		282,790
625,000	6.880%, 09/15/2011		641,699
550,000	Nelnet, Inc.
	7.400%, 09/15/2061		566,928
			11,632,325
	Consumer Products - 0.00%
20,000	American Achievement Corp.
	8.250%, 04/01/2012		20,575
	Diversified Financial Services - 0.88%
	Citigroup Funding, Inc.
2,500,000	0.000%, 11/15/2007		2,521,000
1,000,000	6.000%, 05/18/2015 (Acquired 12/07/2006, Cost $658,967) (c)	BRL	675,793
	General Electric Capital Corporation
200,000	4.250%, 01/15/2008		198,230
650,000	5.650%, 09/15/2014 (d)		655,446
50,000	Majapahit Holding BV
	7.250%, 10/17/2011 (Acquired 10/11/2006, Cost $49,691) (c)		51,562
30,000	Rabobank Capital Funding Trust II
	5.260%, 12/29/2049 (Acquired 05/23/2005, Cost $30,461) (c)(d)		29,381
180,000	Rabobank Capital Funding Trust III
	5.250%, 10/31/2049 (Acquired 10/14/2004 and 05/20/2005, Cost $180,417) (c)(d)		173,874
1,397,825	Steers Holdings Ltd.
	6.000%, 05/15/2045 (Acquired 02/14/2006, Cost $1,534,491) (c)		1,536,154
			5,841,440

	Diversified Telecommunication Services - 0.59%
700,000	Ameritech Capital Funding Corp.
	6.250%, 05/18/2009	708,637
30,000	Bellsouth Corp.
	4.750%, 11/15/2012	28,987
95,000	Cincinnati Bell, Inc.
	7.000%, 02/15/2015	95,594
30,000	Citizens Communications Co.
	9.250%, 05/15/2011	33,338
175,000	Embarq Corp.
	8.000%, 06/01/2036	182,637
	Qwest Communications International, Inc.
850,000	8.910%, 02/15/2009 (d)	864,875
127,000	7.250%, 02/15/2011	130,493
520,000	Royal KPN NV
	8.380%, 10/01/2030	597,443
410,000	SBC Communications, Inc.
	5.100%, 09/15/2014	398,713
500,000	Sprint Nextel Corp.
	6.000%, 12/01/2016 (g)	488,209
80,000	Verizon New York Inc. - Series A
	6.880%, 04/01/2012	83,028
285,000	Windstream Corp.
	8.630%, 08/01/2016 (Acquired 06/28/2006, Cost $277,891) (c)	313,500
		3,925,454
	Electric Services - 0.25%
475,000	CenterPoint Energy Resources Corp.
	7.880%, 04/01/2013	527,674
700,000	MidAmerican Energy Holdings
	7.520%, 09/15/2008	723,653
375,000	Midwest Generation LLC
	8.750%, 05/01/2034	408,750
		1,660,077
	Electric Utilities - 0.66%
	Commonwealth Edison Co.
425,000	5.400%, 12/15/2011	422,098
250,000	6.950%, 07/15/2018	258,345
	Dominion Resources, Inc.
80,000	4.750%, 12/15/2010	78,230
300,000	5.700%, 09/17/2012	303,766
	Duke Energy Corp.
120,000	6.250%, 01/15/2012	125,084
35,000	5.630%, 11/30/2012	35,676
340,000	Exelon Corp.
	5.630%, 06/15/2035	321,365
	FirstEnergy Corp.
200,000	6.450%, 11/15/2011	208,779
1,535,000	7.380%, 11/15/2031	1,753,427
20,000	Oncor Electric Delivery Co.
	6.380%, 01/15/2015	20,648
170,000	Pacific Gas & Electric Co.
	6.050%, 03/01/2034 (b)	172,030
	Progress Energy, Inc.
150,000	5.630%, 01/15/2016	149,913
400,000	7.750%, 03/01/2031	482,226
		4,331,587

	Electrical Equipment - 0.37%
100,000	L-3 Communications Corp.
	6.380%, 10/15/2015	99,500
20,000	NXP BV / NXP Funding LLC
	7.880%, 10/15/2014 (Acquired 10/05/2006, Cost $20,000) (b)(c)(g)	20,775
	Tyco International Group S.A.
500,000	4.440%, 06/15/2007 (Acquired 08/23/2004, Cost $501,749) (c)	497,530
325,000	6.380%, 10/15/2011	340,459
1,285,000	6.880%, 01/15/2029	1,465,142
		2,423,406
	Energy Equipment & Services - 0.02%
60,000	Geophysique
	7.500%, 05/15/2015	60,600
50,000	Pride International, Inc.
	7.380%, 07/15/2014	51,875
40,000	SemGroup LP
	8.750%, 11/15/2015 (Acquired 11/04/2005 and 10/03/2006, Cost $39,688) (c)	40,400
		152,875
	Food Products - 0.11%
375,000	Dean Foods Co.
	7.000%, 06/01/2016	380,625
195,000	Kraft Foods, Inc.
	5.630%, 11/01/2011	197,279
125,000	Land O' Lakes, Inc.
	9.000%, 12/15/2010	133,281
		711,185
	Health Care Providers & Services - 0.46%
100,000	AmerisourceBergen Corp.
	5.880%, 09/15/2015	98,278
65,000	Davita, Inc.
	7.250%, 03/15/2015	66,625
	HCA, Inc.
23,000	6.300%, 10/01/2012	21,102
270,000	6.250%, 02/15/2013	239,625
460,000	6.750%, 07/15/2013	414,000
415,000	9.130%, 11/15/2014 (Acquired 11/09/2006, Cost $415,000) (c)(g)	444,569
145,000	6.500%, 02/15/2016	122,887
340,000	9.250%, 11/15/2016 (Acquired 11/09/2006, Cost $340,350) (c)(g)	365,075
230,000	9.630%, 11/15/2016 (Acquired 11/09/2006, Cost $231,563) (c)(g)	247,825
	Service Corporation International
60,000	7.000%, 06/15/2017 (g)	61,050
10,000	7.630%, 10/01/2018 (g)	10,650
	Tenet Healthcare Corp.
39,000	9.880%, 07/01/2014	39,878
908,000	9.250%, 02/01/2015	912,540
		3,044,104

	Hotels, Restaurants & Leisure - 0.22%
	Boyd Gaming Corp.
65,000	6.750%, 04/15/2014		65,163
160,000	7.130%, 02/01/2016 (g)		160,000
550,000	Harrahs Operating Company, Inc.
	5.500%, 07/01/2010		539,504
85,000	Host Marriott L.P.
	6.750%, 06/01/2016 (g)		85,531
60,000	Inn of the Mountain Gods Resort & Casino
	12.000%, 11/15/2010		65,100
	MGM Mirage, Inc.
10,000	9.500%, 08/01/2008		10,550
180,000	8.500%, 09/15/2010		193,500
50,000	6.630%, 07/15/2015		47,875
70,000	7.630%, 01/15/2017 (g)		70,525
30,000	Premier Entertainment Biloxi LLC
	10.750%, 02/01/2012		31,050
20,000	River Rock Entertainment
	9.750%, 11/01/2011		21,300
	Station Casinos, Inc.
25,000	6.880%, 03/01/2016		22,563
130,000	7.750%, 08/15/2016		131,625
			1,444,286
	Independent Power Producers & Energy Traders - 0.24%
	TXU Corp.
500,000	4.800%, 11/15/2009		490,469
110,000	5.550%, 11/15/2014		104,978
1,045,000	6.550%, 11/15/2034 (b)		982,538
			1,577,985
	Insurance - 0.82%
150,000	ACE Limited
	6.000%, 04/01/2007		150,164
400,000	Arch Capital Group Ltd.
	7.350%, 05/01/2034		442,593
80,000	ASIF Global Financing XIX
	4.900%, 01/17/2013 (Acquired 05/18/2005 and 05/20/2005, Cost $79,796) (c)		78,116
200,000	Aspen Insurance Holdings, Ltd.
	6.000%, 08/15/2014		197,269
	AXA SA
300,000	6.380%, 12/31/2049 (Acquired 12/07/2006, Cost $300,000) (c)		297,188
300,000	6.460%, 12/31/2049 (Acquired 12/07/2006, Cost $300,000) (c)		296,811
890,000	CNA Financial Corp.
	7.250%, 11/15/2023		967,350
550,000	Endurance Specialty Holdings
	6.150%, 10/15/2015		549,103
300,000	Liberty Mutual Group, Inc.
	7.000%, 03/15/2034 (Acquired 09/09/2004, Cost $304,364) (c)		309,814
575,000	Lincoln National Corp.
	7.000%, 05/17/2066		610,486
125,000	PartnerRe Finance, Inc.
	6.440%, 12/01/2066		125,690
300,000	Phoenix Life Insurance Co.
	7.150%, 12/15/2034 (Acquired 06/27/2006, Cost $295,293) (c)		318,320
450,000	QBE Insurance Group Ltd.
	5.650%, 07/01/2023 (Callable at $100.00 on 07/01/2013; Acquired 08/23/2004, Cost $441,198) (c)(d)		437,263
300,000	Reinsurance Group of America, Inc.
	6.750%, 12/15/2065		300,322
150,000	Royal & Sun Alliance Insurance
	8.500%, 12/08/2049	GBP	332,377
			5,412,866
	IT Services - 0.01%
90,000	SunGard Data Systems, Inc.
	9.130%, 08/15/2013		94,950

	Media - 1.13%
30,000	AMC Entertainment, Inc.
	11.000%, 02/01/2016 (g)	33,825
	Clear Channel Communications, Inc.
50,000	6.250%, 03/15/2011	48,635
330,000	5.500%, 09/15/2014	278,792
270,000	4.900%, 05/15/2015	215,644
30,000	Clear Channel Communications, Inc.
	4.630%, 01/15/2008	29,720
320,000	Comcast Cable Communications Holdings, Inc.
	8.880%, 05/01/2017	386,056
500,000	Comcast Cable Communications Holdings, Inc.
	9.460%, 11/15/2022	648,946
	Comcast Corp.
220,000	6.500%, 01/15/2015	229,581
20,000	5.880%, 02/15/2018	19,825
	COX Communications, Inc.
220,000	3.880%, 10/01/2008	214,129
1,000,000	4.630%, 01/15/2010	979,510
520,000	COX Enterprises, Inc.
	4.380%, 05/01/2008 (Acquired 03/17/2005, Cost $517,833) (c)	511,157
	CSC Holdings, Inc.
45,000	7.630%, 04/01/2011 (b)	46,069
100,000	7.630%, 07/15/2018	97,875
110,000	DirecTV Holdings LLC
	8.380%, 03/15/2013	114,950
	EchoStar DBS Corporation
40,000	6.630%, 10/01/2014	39,100
160,000	7.130%, 02/01/2016 (g)	160,800
445,000	Idearc, Inc.
	8.000%, 11/15/2016 (Acquired 11/01/2006, Cost $445,000) (c)(g)	453,900
105,000	Kabel Deutschland Gmbh
	10.630%, 07/01/2014 (g)	116,944
	Liberty Media Corp.
460,000	7.880%, 07/15/2009	481,999
20,000	5.700%, 05/15/2013	18,943
70,000	Quebecor Media, Inc.
	7.750%, 03/15/2016 (g)	71,837
40,000	The Reader's Digest Association, Inc.
	6.500%, 03/01/2011	41,300
20,000	Sinclair Broadcast Group, Inc.
	8.000%, 03/15/2012	20,750
	Time Warner, Inc.
450,000	6.880%, 05/01/2012	476,066
325,000	5.880%, 11/15/2016	324,780
405,000	7.700%, 05/01/2032 (b)	458,315
275,000	6.500%, 11/15/2036	274,611
680,000	Viacom, Inc.
	5.750%, 04/30/2011 (g)	680,991
		7,475,050
	Metals & Mining - 0.01%
100,000	Codelco, Inc.
	4.750%, 10/15/2014 (Acquired 10/21/2004, Cost $98,482) (c)	95,249
	Multiline Retail - 0.25%
40,000	J.C. Penney Co., Inc.
	7.400%, 04/01/2037	43,742
470,000	Target Corp.
	5.400%, 10/01/2008	472,293
1,150,000	Wal-Mart Stores, Inc.
	3.380%, 10/01/2008	1,103,367
		1,619,402

	Multi-Utilities - 0.17%
60,000	AES Corp.
	7.750%, 03/01/2014	63,600
50,000	CenterPoint Energy, Inc.
	7.250%, 09/01/2010	52,723
850,000	MidAmerican Energy Holdings
	6.130%, 04/01/2036	859,766
170,000	NRG Energy, Inc.
	7.250%, 02/01/2014 (g)	171,700
		1,147,789
	Office Electronics - 0.01%
60,000	Xerox Corp.
	6.750%, 02/01/2017 (g)	63,000
	Oil & Gas - 2.35%
830,000	Amerada Hess Corp.
	7.300%, 08/15/2031	929,110
	Amerigas Partners L P
50,000	7.250%, 05/20/2015	50,875
25,000	7.130%, 05/20/2016 (g)	25,125
1,340,000	Anadarko Petroleum Corp.
	6.450%, 09/15/2036 (g)	1,358,556
375,000	Apache Finance Canada Corp.
	4.380%, 05/15/2015	345,693
475,000	Boardwalk Pipelines Lp
	5.880%, 11/15/2016	471,119
350,000	Canadian Natural Resources Ltd.
	6.500%, 02/15/2037	352,281
	Chesapeake Energy Corp.
60,000	6.380%, 06/15/2015	59,700
80,000	6.250%, 01/15/2018	77,400
420,000	ChevronTexaco Capital Co.
	3.500%, 09/17/2007	415,143
70,000	Conoco Funding Co.
	6.350%, 10/15/2011	73,256
385,000	Conoco, Inc.
	6.950%, 04/15/2029	438,621
285,000	ConocoPhillips, Inc.
	4.750%, 10/15/2012	278,242
215,000	Devon Energy Corporation
	7.950%, 04/15/2032	262,531
309,000	El Paso Natural Gas Co.
	8.380%, 06/15/2032	375,725
	El Paso Corp.
538,000	7.800%, 08/01/2031	590,455
530,000	7.750%, 01/15/2032	583,000
	Energy Transfer Partners L P
425,000	5.650%, 08/01/2012	423,711
425,000	5.950%, 02/01/2015 (b)	428,088
	Enterprise Products Operating L.P.
750,000	4.950%, 06/01/2010	737,906
375,000	8.380%, 08/01/2066	406,879
	Kerr-McGee Corp.
625,000	6.950%, 07/01/2024	667,345
1,335,000	7.880%, 09/15/2031	1,597,377

	Kinder Morgan Energy Partners
110,000	6.300%, 02/01/2009	111,514
470,000	6.750%, 03/15/2011	489,473
80,000	OPTI Canada, Inc.
	8.250%, 12/15/2014 (Acquired 12/08/2006, Cost $80,000) (c)(g)	82,600
	Peabody Energy Corp.
10,000	6.880%, 03/15/2013	10,300
50,000	5.880%, 04/15/2016	49,000
	Pemex Project Funding Master Trust
560,000	7.380%, 12/15/2014	617,960
230,000	6.630%, 06/15/2035	235,578
620,000	Petrobras International Finance Co.
	6.130%, 10/06/2016 (g)	629,300
100,000	Pogo Producing Co.
	6.880%, 10/01/2017 (g)	96,000
140,000	Suburban Propane Partners L.P.
	6.880%, 12/15/2013	137,900
150,000	Western Oil Sands, Inc.
	8.380%, 05/01/2012	167,250
	Williams Companies, Inc.
800,000	7.500%, 01/15/2031	834,000
230,000	7.750%, 06/15/2031 (b)	242,650
800,000	XTO Energy, Inc.
	7.500%, 04/15/2012	870,117
		15,521,780
	Real Estate - 0.38%
250,000	Arden Realty LP
	9.150%, 03/01/2010	277,864
300,000	EOP Operating L.P.
	7.750%, 11/15/2007	306,249
	Forest City Enterprises, Inc.
10,000	7.630%, 06/01/2015	10,250
29,000	6.500%, 02/01/2017	28,565
	iStar Financial, Inc.
225,000	5.130%, 04/01/2011	220,558
325,000	5.650%, 09/15/2011	324,620
225,000	5.950%, 10/15/2013 (Acquired 10/04/2006, Cost $240,976) (c)	226,446
100,000	5.700%, 03/01/2014	99,238
350,000	Simon Property Group, L.P.
	7.130%, 09/20/2007	354,334
515,000	Summit Properties Partnership
	7.200%, 08/15/2007	519,420
	Ventas Realty L.P.
50,000	6.750%, 06/01/2010	51,750
40,000	9.000%, 05/01/2012	45,400
30,000	6.630%, 10/15/2014	30,825
40,000	7.130%, 06/01/2015	42,200
		2,537,719
	Road & Rail - 0.05%
80,000	Hertz Corp.
	8.880%, 01/01/2014	84,200
14,000	Kansas City Southern Railway Co.
	9.500%, 10/01/2008	14,700
230,000	Union Pacific Corp.
	5.380%, 05/01/2014	228,699
		327,599
	Special Purpose Entity - 0.51%
1,070,000	El Paso Performance Linked Trust
	7.750%, 07/15/2011 (Acquired 07/13/2006 and 07/19/2006, Cost $1,071,071) (c)(g)	1,136,875
280,000	ILFC E-Capital Trust II
	6.250%, 12/21/2065 (Acquired 09/12/2006 and 10/23/2006, Cost $279,417) (c)(d)	284,925
330,000	MUFG Capital Finance 1 Ltd.
	6.350%, 07/29/2049 (g)	335,509
1,090,000	Sigma Finance, Inc.
	8.500%, 08/11/2016 (Acquired 07/26/2006, Cost $1,090,000) (c)(d)(g)	1,090,000
490,000	TNK-BP Finance SA
	7.500%, 07/18/2016 (c)(g)	522,462
		3,369,771

	Textiles, Apparel & Luxury Goods - 0.03%
125,000	INVISTA
	9.250%, 05/01/2012 (Acquired 05/03/2006, Cost $132,824) (c)		134,687
50,000	Oxford Industries, Inc.
	8.880%, 06/01/2011		51,875
			186,562
	Tobacco - 0.15%
770,000	Altria Group, Inc.
	7.000%, 11/04/2013		837,760
125,000	Philip Morris Companies, Inc.
	7.750%, 01/15/2027		152,030
			989,790
	Transportation - 0.15%
41,000	Horizon Lines LLC
	9.000%, 11/01/2012		43,255
60,000	OMI Corp.
	7.630%, 12/01/2013		61,650
86,000	Teekay Shipping Corp.
	8.880%, 07/15/2011		92,772
780,000	Vale Overseas Limited
	6.880%, 11/21/2036 (g)		803,904
			1,001,581
	Wireless Telecommunication Services - 0.29%
750,000	AT&T Wireless Services, Inc.
	7.880%, 03/01/2011		818,804
	Nextel Communications, Inc.
930,000	6.880%, 10/31/2013		940,560
15,000	5.950%, 03/15/2014		14,628
120,000	7.380%, 08/01/2015		123,169
40,000	Rogers Wireless Communications, Inc.
	6.380%, 03/01/2014		40,700
			1,937,861
	TOTAL CORPORATE BONDS (Cost $120,789,360)		123,121,849

	FOREIGN GOVERNMENT NOTE/BONDS - 1.40%
	Brazil Federative Republic
145,000	10.130%, 05/15/2027		204,087
802,000	11.000%, 08/17/2040 (b)		1,063,653
191,074	Canadian Government Inflationary Index Note
	4.000%	CAD	237,910
388,000	Republic of Colombia
	7.380%, 09/18/2037 (g)		417,488
1,130,000	Republic of Deutschland
	3.750%, 01/04/2015	EUR	1,470,968
	United Mexican States
14,000	5.630%, 01/15/2017 (b)(g)		14,049
520,000	11.500%, 05/15/2026		842,400
350,000	8.300%, 08/15/2031		448,350
609,000	7.500%, 04/08/2033		720,143
401,000	Republic of Panama
	7.130%, 01/29/2026		435,085
3,010,000	Russia Federation
	5.000%, 03/31/2030		3,405,279
	TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $8,438,930)		9,259,412

	MORTGAGE BACKED SECURITIES - 38.38%
	Bank of America Corporation
1,500,000	Series 2006-5, 5.410%, 09/10/2016	1,507,858
770,000	Series 2005-5, 5.120%, 10/10/2045	758,857
1,500,000	Series 2006-4, 5.630%, 07/10/2046	1,532,135
3,500,000	Series 2005-6, 5.190%, 09/10/2047	3,480,011
	Bear Stearns Trust
723,758	Series 2004-9, 5.250%, 09/25/2034	722,528
3,000,000	Series 2005-PWR10, 5.410%, 12/11/2040 (b)	3,016,166
1,500,000	Series 2006-TOP24, 5.540%, 10/12/2041	1,521,957
	Citigroup Commercial Mortgage Trust
2,000,000	Series 2006-C4, 5.910%, 03/15/2049	2,065,998
4,000,000	Series 2006-C5, 5.430%, 10/15/2049	4,021,737
2,500,000	Citigroup/Deutsche Bank Commerical Mortgage
	Series TR, 5.360%, 01/15/2046 (b)	2,516,038
2,341,877	Countrywide Alternative Loan Trust
	Series 2006-OA10, 5.520%, 08/25/2046	2,344,016
	Countrywide Asset-Backed Certificates
1,033,865	Series 2005-36, 4.960%, 08/25/2035	1,025,139
1,932,916	Series 2005-27, 6.220%, 08/25/2035	1,860,714
1,624,594	Series 2005-59, 5.650%, 11/20/2035	1,630,986
1,071,590	Series 2005-51, 5.670%, 11/20/2035	1,077,083
2,554,736	Series 2005-62, 5.430%, 12/25/2035	2,566,540
1,282,578	Countrywide Home Loans
	Series 2005-R1, 5.680%, 03/25/2035	1,287,204
	FHLMC
1,000,000	Series 2590, 5.000%, 03/15/2018	980,974
4,743,565	Pool #1G-0058, 4.610%, 01/01/2035	4,688,974
2,413,324	Pool #1H-2524, 4.580%, 08/01/2035	2,376,028
3,250,000	Pool #1Q-0160, 5.060%, 09/01/2035	3,239,844
	FHLMC Gold
49,201	Pool #B1-2301, 4.000%, 02/01/2014	47,585
79,947	Pool #B1-2730, 4.000%, 03/01/2014	77,304
73,628	Pool #B1-2772, 4.000%, 03/01/2014	71,177
65,537	Pool #B1-2818, 4.000%, 03/01/2014	63,388
75,407	Pool #B1-2819, 4.000%, 03/01/2014	72,914
73,315	Pool #B1-2883, 4.000%, 03/01/2014	70,882
58,462	Pool #B1-2910, 4.000%, 03/01/2014	56,554
68,528	Pool #B1-2911, 4.000%, 03/01/2014	66,281
271,445	Pool #B1-3066, 4.000%, 03/01/2014	262,462
34,432	Pool #B1-3343, 4.000%, 04/01/2014	33,276
50,290	Pool #B1-3344, 4.000%, 04/01/2014	48,627
63,643	Pool #B1-3360, 4.000%, 04/01/2014	61,523
263,732	Pool #E9-6057, 4.500%, 05/01/2018	254,877
90,525	Pool #E9-6247, 4.500%, 05/01/2018	87,545
90,650	Pool #E9-6248, 4.500%, 05/01/2018	87,667
105,336	Pool #E9-7034, 4.500%, 06/01/2018	101,799
39,865	Pool #E9-9763, 4.500%, 09/01/2018	38,527
38,258	Pool #E9-9764, 4.500%, 09/01/2018	36,973
29,426	Pool #E9-9765, 4.500%, 09/01/2018	28,438
175,927	Pool #E9-9768, 4.500%, 09/01/2018	170,020
86,850	Pool #E9-9769, 4.500%, 09/01/2018	83,934
54,903	Pool #E9-9770, 4.500%, 09/01/2018	53,060

96,686	Pool #B1-0170, 4.500%, 10/01/2018	93,440
107,577	Pool #B1-0207, 4.500%, 10/01/2018	103,965
105,927	Pool #E0-1481, 4.500%, 10/01/2018	102,389
106,728	Pool #B1-0931, 4.500%, 11/01/2018	103,145
212,869	Pool #E0-1489, 4.500%, 11/01/2018	205,744
935,161	Pool #E0-1538, 5.000%, 12/01/2018	921,138
116,627	Pool #B1-1801, 4.500%, 01/01/2019	112,711
114,277	Pool #E0-1602, 4.500%, 03/01/2019	110,417
116,630	Pool #G1-1526, 4.500%, 03/01/2019	112,714
5,622,370	Pool #G1-2251, 4.000%, 06/01/2019 (b)	5,293,725
899,569	Pool #D9-6291, 4.500%, 09/01/2023	854,733
660,604	Pool #C0-1385, 6.500%, 08/01/2032	675,652
239,350	Pool #C7-0562, 6.500%, 09/01/2032	244,802
284,390	Pool #C7-0760, 6.500%, 09/01/2032	290,869
2,698,000	Pool #78-0447, 4.260%, 04/01/2033	2,703,324
3,756,248	Pool #G0-8085, 5.000%, 10/01/2035	3,626,769
3,000,000	First Union National Bank Commercial Mortgage
	Series 2000-C2, 7.200%, 10/15/2032	3,169,375
	FNMA
3,162,291	Pool #668357, 5.000%, 12/01/2017	3,119,612
181,826	Pool #694900, 4.500%, 04/01/2018	175,891
171,919	Pool #695826, 5.000%, 04/01/2018	169,443
275,523	Pool #254720, 4.500%, 05/01/2018	266,531
105,837	Pool #695854, 4.500%, 05/01/2018	102,383
210,505	Pool #695863, 4.500%, 05/01/2018	203,634
101,593	Pool #695893, 4.500%, 05/01/2018	98,277
433,812	Pool #697602, 4.500%, 05/01/2018	419,653
97,834	Pool #701379, 4.500%, 05/01/2018	94,640
92,371	Pool #702326, 4.500%, 05/01/2018	89,356
217,502	Pool #709817, 4.500%, 05/01/2018	210,403
88,680	Pool #687485, 4.500%, 06/01/2018	85,785
214,559	Pool #689085, 4.500%, 06/01/2018	207,556
414,183	Pool #707774, 4.500%, 06/01/2018	400,665
207,086	Pool #720307, 4.500%, 06/01/2018	200,327
115,953	Pool #720309, 4.500%, 06/01/2018	112,169
574,987	Pool #720364, 4.500%, 06/01/2018	556,221
107,315	Pool #720370, 4.500%, 06/01/2018	103,813
246,705	Pool #720718, 4.500%, 06/01/2018	238,653
99,328	Pool #721346, 4.500%, 06/01/2018	96,087
4,379,720	Pool #555549, 5.000%, 06/01/2018	4,316,640
108,844	Pool #720321, 4.500%, 07/01/2018	105,291
4,654,680	Pool #734788, 4.000%, 09/01/2018	4,396,872
2,968,690	Pool #254865, 4.500%, 09/01/2018	2,871,798
108,890	Pool #747784, 4.500%, 10/01/2018	105,336
140,967	Pool #747967, 4.500%, 11/01/2018	136,367
138,820	Pool #752085, 4.500%, 11/01/2018	134,289
143,909	Pool #755501, 4.500%, 11/01/2018	139,212
586,771	Pool #745388, 5.000%, 11/01/2018	578,320
139,589	Pool #753656, 4.500%, 12/01/2018	135,033
99,154	Pool #757588, 4.500%, 12/01/2018	95,918
84,712	Pool #757593, 4.500%, 12/01/2018	81,947
101,004	Pool #757596, 4.500%, 12/01/2018	97,707
108,337	Pool #762751, 4.500%, 12/01/2018	104,801
109,926	Pool #725050, 4.500%, 01/01/2019	106,338
154,678	Pool #725277, 4.500%, 03/01/2019	149,629
967,555	Pool #745387, 5.000%, 04/01/2019	953,619
146,190	Pool #735985, 5.000%, 06/01/2019	144,085
1,287,588	Pool #745268, 4.500%, 09/01/2019	1,245,564

367,614	Pool #735494, 4.500%, 03/01/2020	355,616
961,774	Pool #745395, 4.500%, 04/01/2020	930,384
1,798,491	Pool #254915, 4.500%, 09/01/2023	1,711,528
112,346	Pool #251925, 6.500%, 07/01/2028	115,349
82,183	Pool #435151, 6.500%, 07/01/2028	84,380
399,759	Pool #433575, 6.500%, 09/01/2028	410,445
395,725	Pool #251985, 6.500%, 10/01/2028	406,303
627,443	Pool #446107, 6.500%, 11/01/2028	644,215
687,427	Pool #452955, 6.500%, 11/01/2028	705,803
382,505	Pool #457553, 6.500%, 01/01/2029	392,730
253,687	Pool #252255, 6.500%, 02/01/2029	260,468
161,407	Pool #252342, 6.500%, 04/01/2029	165,600
596,504	Pool #323632, 6.500%, 04/01/2029	612,623
729,150	Pool #494339, 6.500%, 04/01/2029	748,093
144,249	Pool #252497, 6.500%, 06/01/2029	147,997
70,423	Pool #498092, 6.500%, 06/01/2029	72,252
518,817	Pool #500441, 6.500%, 06/01/2029	532,296
850,116	Pool #501198, 6.500%, 06/01/2029	872,203
301,074	Pool #503223, 6.500%, 07/01/2029	308,896
98,461	Pool #504708, 6.500%, 07/01/2029	101,019
94,847	Pool #535476, 6.500%, 07/01/2029	97,382
1,218,166	Pool #544859, 6.030%, 08/01/2029	1,229,391
6,820	Pool #479552, 7.500%, 09/01/2029	7,120
74,354	Pool #535506, 6.500%, 08/01/2030	76,286
6,800	Pool #535996, 7.500%, 06/01/2031	7,083
1,637,860	Pool #786848, 7.000%, 10/01/2031	1,691,306
1,023,238	Pool #607398, 6.500%, 11/01/2031	1,047,866
1,659,662	Pool #879906, 3.850%, 10/01/2033	1,641,367
1,614,758	Pool #733132, 3.540%, 04/01/2034	1,623,656
752,475	Series 2004-71, 4.000%, 04/25/2034 (c)	19,618
1,390,460	Pool #782284, 6.000%, 09/01/2034	1,402,618
1,363,796	Pool #791563, 6.000%, 09/01/2034	1,374,444
58,248	Pool #794371, 6.000%, 09/01/2034	58,703
1,851,766	Pool #802783, 4.180%, 10/01/2034	1,847,161
302,686	Pool #798711, 6.000%, 10/01/2034	305,049
1,301,261	Pool #802493, 6.000%, 11/01/2034	1,311,421
9,947,331	Pool #735224, 5.500%, 02/01/2035 (b)	9,849,040
3,314,589	Pool #808057, 6.000%, 02/01/2035	3,338,792
1,508,945	Pool #773306, 6.000%, 05/01/2035	1,519,963
6,437,608	Pool #827741, 5.500%, 06/01/2035 (b)	6,366,093
931,607	Pool #821657, 7.500%, 06/01/2035	965,587
455,704	Pool #830490, 7.500%, 06/01/2035	472,326
2,141,245	Pool #829334, 4.600%, 09/01/2035	2,143,155
5,933,212	Pool #820345, 5.000%, 09/01/2035	5,731,806
14,189,678	Pool #832738, 5.500%, 09/01/2035 (b)	14,032,045
510,211	Pool #836273, 5.500%, 10/01/2035	504,543
172,373	Pool #745000, 6.000%, 10/01/2035	173,632
1,426,251	Pool #836852, 6.560%, 10/01/2035	1,474,712
2,268,551	Pool #836464, 6.570%, 10/01/2035	2,345,742
3,771,034	Pool #844158, 5.000%, 11/01/2035	3,643,025
947,246	Pool #843823, 6.410%, 11/01/2035	979,431
173,007	Pool #843997, 6.420%, 11/01/2035	178,890
167,695	Pool #844052, 6.420%, 11/01/2035	173,397
171,600	Pool #844148, 6.420%, 11/01/2035	177,435
176,513	Pool #844237, 6.420%, 11/01/2035	182,510
170,134	Pool #844789, 6.420%, 11/01/2035	175,923
243,179	Pool #833642, 7.500%, 05/01/2036	252,045
1,135,444	Pool #256331, 7.500%, 06/01/2036	1,176,841

210,465	Pool #887729, 7.500%, 07/01/2036	218,138
192,126	Pool #893287, 7.500%, 07/01/2036	199,130
468,448	Pool #895099, 7.500%, 08/01/2036	485,527
1,582,934	Pool #893681, 6.000%, 10/01/2036	1,594,146
3,275,560	Pool #893923, 6.000%, 10/01/2036	3,298,761
4,086,185	Pool #894005, 6.000%, 10/01/2036	4,115,129
33,511	Pool #831774, 7.500%, 10/01/2036	34,733
3,000,000	GE Capital Commercial Mortgage Corporation
	Series 2005-C4, 5.330%, 11/10/2045	3,015,135
2,500,000	General Motors Acceptance Corporation
	Series 2002-C1, 6.280%, 11/15/2039	2,606,816
	GNMA
171,416	Pool #614436X, 5.000%, 08/15/2033	166,968
1,621,375	Pool #618907X, 5.000%, 09/15/2033	1,579,302
281,198	Pool #605098X, 5.000%, 03/15/2034	273,750
543,520	Pool #081116M, 4.750%, 10/20/2034	543,448
171,431	Pool #520279X, 5.000%, 11/15/2034	166,891
618,021	Pool #081150M, 4.500%, 11/20/2034	612,729
1,706,763	Pool #081153M, 4.750%, 11/20/2034	1,706,532
4,412,769	Pool #644812X, 6.000%, 05/15/2035	4,476,113
800,000	GS Mortgage Securities Corporation II
	Series 2005-GG4, 4.680%, 07/10/2039	777,420
	Harborview Mortgage Loan Trust
2,125,159	Series 2005-10, 5.660%, 11/19/2035	2,132,289
556,951	Series 2005-16, 5.590%, 01/19/2036	558,767
2,768,690	Series 2005-16, 5.600%, 01/19/2036	2,778,529
2,251,542	IMPAC Secured Assets Corp.
	Series 2005-2, 5.650%, 03/25/2036	2,256,593
520,719	Indymac Mortgage Loan Trust
	Series 2005-AR15, 5.100%, 09/25/2035	505,751
	JP Morgan Commercial Mortgage
1,880,000	Series 2005-CIBC12, 4.900%, 09/12/2037	1,825,530
1,500,000	Series 2005-LDP2, 4.740%, 07/15/2042	1,441,345
2,500,000	Series 2006-CIBC15, 5.810%, 06/12/2043	2,587,294
2,000,000	Series 2006-CIBC17, 5.430%, 12/12/2043	2,011,393
	Lehman Brothers Trust
1,784,526	Series 2005-5N, 5.620%, 11/25/2035	1,787,208
1,720,733	Series 2005-5N, 5.630%, 11/25/2035	1,726,578
	Lehman Brothers-UBS Commercial Mortgage Trust
600,000	Series 2005-C3, 4.660%, 07/15/2030	582,730
520,000	Series 2005-C3, 4.740%, 07/15/2030	500,210
2,000,000	Series 2006-C1, 5.160%, 02/15/2031	1,977,023
1,030,000	Merrill Lynch Mortgage Trust
	Series 2006-C1, 5.660%, 05/12/2039	1,060,584
770,000	Morgan Stanley
	Series 2005-HQ6, 4.990%, 08/13/2042	752,762
1,949,928	Residential Accredit Loans, Inc.
	Series 2005-QO4, 5.410%, 12/25/2045	1,958,466
	Thornburg Mortgage Trust
4,557,077	Series 2006-1, 5.500%, 01/25/2036 (g)	4,553,630
2,944,186	Series 2006-3, 5.430%, 06/25/2036 (g)	2,940,911
2,955,493	Series 2006-3, 5.440%, 06/25/2036 (g)	2,950,967
	Washington Mutual
2,241,855	Series 2005-AR13, 5.610%, 10/25/2045	2,246,271
2,610,088	Series 2005-AR15, 5.580%, 11/25/2045	2,620,390
2,162,644	Series 2005-AR15, 5.610%, 11/25/2045	2,172,354
2,164,079	Series 2005-AR17, 5.590%, 12/25/2045	2,171,645
1,929,247	Series 2005-AR19, 5.590%, 12/25/2045	1,935,793
1,754,340	Series 2006-AR7, 4.980%, 09/25/2046	1,760,028
971,645	Series 2006-AR11, 5.680%, 09/25/2046	974,378
1,880,703	Series 2006-AR13, 5.640%, 10/25/2046	1,886,139
	Wells Fargo Company
2,155,044	Series 2005-AR16, 4.980%, 10/25/2035	2,164,023
4,552,571	Series 2006-AR2, 5.090%, 03/25/2036	4,524,844
1,815,298	Series 2006-AR10, 5.610%, 07/25/2036	1,810,331
	TOTAL MORTGAGE BACKED SECURITIES (Cost $254,950,918)	253,871,405

	MUNICIPAL BONDS - 0.46%
3,025,192	Virginia Housing Development Authority
	6.000%, 06/25/2034 (g)		3,025,283
	TOTAL MUNICIPAL BONDS (Cost $2,975,087)		3,025,283

	SUPRANATIONAL OBLIGATIONS - 0.37%
1,150,000	Argentina
	11.380%, 03/15/2010 (c)(f)		373,750
	GazInvest
820,000	7.250%, 10/30/2008		844,026
920,000	6.210%, 11/22/2016 (c)(g)		928,740
250,000	General Motors Corporation
	8.380%, 07/05/2033	EUR	321,773
	TOTAL SUPRANATIONAL OBLIGATIONS (Cost $2,533,149)		2,468,289

	U.S. GOVERNMENT AGENCY ISSUES - 24.12%
	FAMC - 0.06%
420,000	4.250%, 07/29/2008		414,793
	FFCB - 4.18%
4,900,000	5.500%, 07/15/2011 (Acquired 07/13/2006, Cost $4,881,527) (c)		4,994,918
4,000,000	4.550%, 08/10/2012 (b)		3,921,364
3,000,000	4.500%, 01/22/2015 (b)		2,908,218
1,500,000	4.800%, 10/19/2015 (b)		1,482,424
5,000,000	5.450%, 06/20/2016 (b)		5,175,850
6,000,000	5.200%, 09/15/2016 (b)		6,097,170
3,000,000	5.200%, 11/28/2016 (b)		3,048,036
	FHLB - 5.20%
1,400,000	4.800%, 02/15/2007 (b)(g)		1,400,000
760,000	5.130%, 06/13/2008 (b)		760,478
400,000	5.100%, 09/19/2008 (b)(g)		400,388
690,000	5.400%, 01/02/2009 (g)		689,291
4,000,000	7.380%, 02/12/2010 (b)		4,274,440
1,200,000	4.080%, 04/26/2010 (b)		1,169,460
6,000,000	4.880%, 12/14/2012 (b)		5,978,418
3,000,000	5.310%, 12/28/2012 (b)		3,056,145
5,000,000	5.000%, 03/08/2013 (b)		5,013,640
7,500,000	5.380%, 06/14/2013 (b)		7,674,135
460,000	5.000%, 12/21/2015		459,835
180,000	4.750%, 12/16/2016 (g)		176,579
3,170,000	5.500%, 07/15/2036 (b)(g)		3,320,049
	FHLMC - 2.07%
1,990,000	4.380%, 11/16/2007 (b)		1,975,819
450,000	5.550%, 12/11/2008 (b)(g)		449,919
7,400,000	4.880%, 08/16/2010 (b)		7,394,102
3,070,000	4.750%, 01/18/2011 (b)		3,052,418
880,000	5.630%, 11/23/2035 (b)		850,871

	FHLMC Gold - 12.61%
562,314	Pool #B1-0178, 5.000%, 10/01/2018	553,870
24,150,000	5.000%, 01/01/2034	23,319,281
6,000,000	000TBA, 5.000%, 02/15/2035	5,793,750
780,000	5.000%, 09/15/2008 (b)(g)	779,447
160,000	5.400%, 04/13/2009	160,054
220,000	7.250%, 01/15/2010 (b)	234,216
8,600,000	3.320%, 07/14/2010 (b)	8,165,038
2,210,000	4.630%, 10/15/2013 (b)	2,168,249
400,000	6.000%, 01/01/2019	405,625
6,800,000	11614, 5.500%, 01/01/2020	6,800,000
11,600,000	6.500%, 01/01/2035	11,821,119
6,300,000	5.500%, 01/01/2034	6,270,466
10,750,000	13461, 6.000%, 01/01/2034	10,901,166
3,000,000	6.500%, 01/01/2034	3,077,814
830,000	5.980%, 04/01/2036	916,984
2,000,000	5.380%, 04/01/2056	2,043,734
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $158,929,963)	159,549,573

	U.S. TREASURY OBLIGATIONS - 12.56%
	U.S. Treasury Bond - 2.60%
7,100,000	4.250%, 08/15/2013 (b)	6,924,169
10,000	4.250%, 11/15/2014 (b)	9,704
1,300,000	8.000%, 11/15/2021 (b)	1,723,719
878,023	2.380%, 01/15/2025 (b)	874,422
386,430	2.000%, 01/15/2026	363,546
3,650,000	6.000%, 02/15/2026 (b)	4,140,757
3,330,000	4.500%, 02/15/2036 (b)	3,167,666
		17,203,983
	U.S. Treasury Note - 8.77%
290,000	3.000%, 02/15/2008 (b)	283,860
700,000	3.380%, 02/15/2008 (b)	687,996
4,470,000	3.750%, 05/15/2008 (b)	4,402,955
3,000,000	5.000%, 07/31/2008 (b)	3,005,862
2,300,000	4.880%, 08/15/2009	2,307,638
13,340,000	3.380%, 10/15/2009 (b)	12,874,154
682,099	0.880%, 04/15/2010	646,876
1,060,000	4.500%, 02/28/2011 (b)	1,052,506
1,800,000	4.750%, 03/31/2011 (b)	1,803,587
4,139,656	2.380%, 04/15/2011 (b)	4,124,460
7,540,000	5.130%, 06/30/2011 (b)	7,669,598
90,000	4.630%, 10/31/2011 (b)	89,701
879,152	1.880%, 07/15/2013 (b)	849,619
2,293,914	2.000%, 01/15/2014 (b)	2,229,040
1,413,403	2.000%, 07/15/2014 (b)	1,372,272
31,711	1.630%, 01/15/2015	29,858
4,026,121	1.880%, 07/15/2015	3,859,572
2,000,000	4.500%, 11/15/2015 (b)	1,969,844
864,382	2.000%, 01/15/2016	834,872
2,140,000	5.130%, 05/15/2016 (b)	2,204,953
5,067,257	2.500%, 07/15/2016 (b)	5,107,243
230,000	4.880%, 08/15/2016 (b)	232,821
400,000	4.630%, 11/15/2016 (b)	397,500
		58,036,787
18,840,000	U.S. Treasury Strip - 1.19%
	0.000%, 11/15/2024 (b)	7,848,593
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $83,261,980)	83,089,363

Shares
	SHORT TERM INVESTMENTS - 4.06%
	Money Market Funds - 0.98%
6,471,497	Federated Prime Obligations Fund
	5.20%, 01/01/2050	6,471,497
	Repurchase Agreements - 2.98%
19,700,000	Lehman Brothers Repurchase Agreement
	5.28%, 01/02/2007	19,700,000
	U.S. Government Agency Issues - 0.10%
700,000	FNMA
	0.00% , 06/25/07 (e)	682,945
	TOTAL SHORT TERM INVESTMENTS (Cost $26,854,340)	26,854,442
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 31.61%
	COMMERCIAL PAPER - 16.45%
$ 10,185,006	Antalis Funding, 5.42%, 01/02/07 (c)(d)	10,168,170
10,185,006	Chesham Finance LLC, 5.38%, 01/02/07 (c)(d)	10,178,918
8,911,880	Concord Minutemen Capital Co., 5.33%, 01/08/07 (c)	8,911,880
1,273,126	Concord Minutemen Capital Co., 5.34%, 01/17/07 (c)	1,273,126
6,365,629	Duke Funding, 5.34%, 01/12/07 (c)(d)	6,337,408
4,074,002	Duke Funding, 5.38%, 01/22/07 (c)(d)	4,058,838
10,185,006	Fenway Funding LLC, 5.39%, 01/02/07 (c)(d)	10,178,907
7,638,755	KKR Atlantic Funding Trust, 5.37%, 01/22/07 (c)(d)	7,611,510
11,458,132	Laguna Corp., 5.36%, 01/29/07 (c)(d)	11,351,658
10,185,006	Mortgage Interest Networking Trust, 5.39%, 01/11/07 (c)(d)	10,165,219
2,037,001	Mortgage Interest Networking Trust II, 5.36%, 02/16/07 (c)(d)	2,017,472
6,365,629	Ocala Funding, 5.39%, 01/31/07 (c)(d)	6,334,353
10,185,006	Rams Funding LLC, 5.38%, 01/22/07 (c)(d)	10,133,544
1,782,376	Thornburg Mortgage Capital LLC, 5.35%, 01/30/07 (c)(d)	1,766,369
8,402,630	Thornburg Mortgage Capital LLC, 5.35%, 02/06/07 (c)(d)	8,325,933

	TOTAL COMMERCIAL PAPER (Cost $108,813,305)	108,813,305

	CORPORATE BONDS AND NOTES - 1.19%
2,546,252	Bayerische Landesbank, 5.40%, 12/24/15	2,546,252
3,055,502	Metlife Global, 5.45%, 04/28/08	3,055,502
2,291,626	Northlake, 5.42%, 03/06/33 (c)	2,291,626

	TOTAL CORPORATE BONDS AND NOTES (Cost $7,893,380)	7,893,380

	CORPORATE PAYDOWN SECURITIES - 1.42%
2,546,252	Duke Funding, 5.44%, 04/08/07 (c)	2,546,252
6,843,462	Leafs LLC, 5.35%, 04/20/07 (c)	6,843,462

	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $9,389,714)	9,389,714
Shares
	MUTUAL FUNDS - 0.00%
5	Merrill Lynch Premier Institutional Fund	5

	TOTAL MUTUAL FUNDS (Cost $5)	5
Principal Amount
	REPURCHASE AGREEMENTS - 12.55%
$ 12,731,258	ABN AMRO Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $13,258,831, 0.00% to 7.50%, 09/15/09 to 03/12/44)	12,731,258
10,185,006	Bear Stearns Repurchase Agreement, 5.46%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $10,189,136, 0.00% to 6.60%, 05/25/18 to 11/25/46)	10,185,006
12,731,258	Citigroup Global Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $12,868,772, 0.00% to 5.00%, 02/15/07 to 11/15/21)	12,731,258
8,911,880	CS First Boston Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $9,134,408, 0.00% to 6.00%, 07/25/18 to 06/25/36)	8,911,880
3,819,377	CS First Boston Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $3,890,043, 0.00% to 3.71%, 09/21/31 to 08/25/36)	3,819,377
3,055,502	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $3,083,607, 0.00% to 1.35%, 07/20/34 to 08/15/36)	3,055,502
3,055,502	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $3,089,165, 1.65%, 10/25/35 to 04/20/36)	3,055,502

2,546,252	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $2,605,673, 0.00% to 7.50%, 09/25/17 to 11/30/36)	2,546,252
7,638,755	CS First Boston Repurchase Agreement, 5.32%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $8,278,020, 6.00% to 11.12%, 05/15/08 to 05/01/34)	7,638,755
8,911,881	Lehman Brothers Repurchase Agreement, 5.43%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $9,161,075, 5.50% to 7.75%, 06/15/13 to 11/01/34)	8,911,881
1,273,126	Merrill Lynch Repurchase Agreement, 5.30%, 01/02/07
	(Collateralized by non-U.S. Government debt securities, value $1,290,773, 1.16% to 8.00%, 12/25/35 to 11/25/36)	1,273,126
8,148,005	Morgan Stanley Repurchase Agreement, 5.36%, 01/02/07
	(Collateralized by U.S. Government Agency Issues, value $8,310,965, 3.57% to 7.10%, 11/01/27 to 09/01/33)	8,148,005

	TOTAL REPURCHASE AGREEMENTS (Cost $83,007,802)	83,007,802

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $209,104,206)	209,104,206

	Total Investments (Cost $931,026,350) - 141.11%	933,331,890
	Liabilities in Excess of Other Assets - (41.11)%	(271,914,088)
	TOTAL NET ASSETS - 100.00%	661,417,802

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The market value of these securities total $44,677,506, 6.75% of total net assets.

(d)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2006.
(e)	Assigned as collateral for certain futures and options contracts.
(f)	Defaulted Security.
(g)	Security purchased on a when-issued basis. On December 31, 2006 the total value of the investments purchased on a when-issued basis was $41,567,089 or 6.28% of total net assets.

	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

	Cost of investments	$931,026,350
	Gross unrealized appreciation	8,049,083
	Gross unrealized depreciation	(5,743,543)
	Net unrealized appreciation	$2,305,540

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Options Written
December 31, 2006
AssetMark Core Plus Fixed Income
(Unaudited)

Contracts		Value
	CALL OPTIONS
89	U.S. Treasury 10 Year Note Future
	Expiration: March, 2007, Exercise Price: $110.00	$6,953
3	U.S. Treasury 10 Year Note Future
	Expiration: March, 2007, Exercise Price: $111.00	94
		7,047
	PUT OPTIONS
87	U.S. Treasury 10 Year Note Future
	Expiration: March, 2007, Exercise Price: $107.00	42,141
90	U.S. Treasury 10 Year Note Future
	Expiration: March, 2007, Exercise Price: $106.00	18,281
		60,422
	Total Options Written (Premiums received $78,405)	$67,469

Schedule of Open Forward Currency Contracts
December 31, 2006
AssetMark Core Plus Fixed Income
(Unaudited)

Forward expiration date	Currency to be received	Amount of Currency to be received/(sold)	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)

02/01/07	Brazil Real	4,356,764	U.S. Dollars	1,989,390	39,436
02/21/07	Brazil Real	2,766,847	U.S. Dollars	1,265,133	20,519
03/05/07	Brazil Real	4,744,380	U.S. Dollars	2,150,671	50,394
03/06/07	Brazil Real	2,777,223	U.S. Dollars	1,259,797	28,444
03/12/07	Brazil Real	1,411,584	U.S. Dollars	648,408	5,763
02/07/07	Canadian Dollars	1,093,926	U.S. Dollars	970,860	(31,467)
01/30/07	European Monetary Unit	1,107,994	U.S. Dollars	1,457,594	7,219
02/07/07	European Monetary Unit	1,097,722	U.S. Dollars	1,383,656	68,063
					$ 188,371

Schedule of Open Futures Contracts
December 31, 2006
AssetMark Core Plus Fixed Income
(Unaudited)

Description	Number of Contracts Purchased (Sold)	Contract Value	Settlement Month	Unrealized Appreciation (Depreciation)

Eurodollar 90 Day Futures	95	8,995	Mar-07	$ (15,645)
Eurodollar 90 Day Futures	33	3,139	Mar-08	(1,600)
Eurodollar 90 Day Futures	48	4,549	Jun-07	(19,538)
Eurodollar 90 Day Futures	21	1,998	Jun-08	(1,084)
Eurodollar 90 Day Futures	41	3,892	Sep-07	(13,164)
Eurodollar 90 Day Futures	33	3,137	Dec-07	(4,575)
Euro Future	124	14,388	Mar-07	(141,865)
Libor Future	157	14,838	Sep-07	(10,604)
U.S. Treasury 2 year Note Futures	73	7,447	Mar-07	(38,928)
U.S. Treasury 5 year Note Futures	79	8,300	Mar-07	(25,095)
U.S. Treasury 10 year Note Futures	(448)	(48,147)	Mar-07	381,260
U.S. Treasury Long Bond Futures	14	1,560	Mar-07	(26,480)
				$ 82,682

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AssetMark Funds

By (Signature and Title)   /s/ Ronald D. Cordes
Ronald D. Cordes, President

Date    02/27/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Ronald D. Cordes
Ronald D. Cordes,
President (Principal Executive Officer)

Date    02/27/2007

By (Signature and Title)   /s/ Carrie E. Hansen
Carrie E. Hansen,
Treasurer (Principal Financial Officer)

Date    02/27/2007

* Print the name and title of each signing officer under his or her signature.